Consolidated Schedule of Investments
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–20.10%
Australia–0.86%
Alumina Ltd.	35,216	$38,203
AMP Ltd.(a)	35,601	37,227
BHP Group PLC	857	18,691
Glencore PLC(a)	18,360	42,339
Metcash Ltd.	11,315	21,898
Newcrest Mining Ltd.	2,187	55,398
Origin Energy Ltd.	9,331	35,763
QBE Insurance Group Ltd.	7,241	51,226
Rio Tinto PLC	668	40,712
Woodside Petroleum Ltd.	4,316	61,644
Worley Ltd.	3,394	19,855
		422,956
Austria–0.01%
BAWAG Group AG(b)	184	6,760
Belgium–0.08%
Barco N.V.	298	5,849
Colruyt S.A.	169	9,867
D’ieteren S.A./N.V.	86	4,647
Proximus SADP	622	12,817
Telenet Group Holding N.V.	175	6,819
		39,999
Brazil–0.09%
Itau Unibanco Holding S.A., Preference Shares	1,500	7,732
Wheaton Precious Metals Corp.	676	36,727
		44,459
Canada–0.28%
Agnico Eagle Mines Ltd.	410	32,591
Barrick Gold Corp.	1,576	45,562
Barrick Gold Corp.	1,819	52,569
Canadian Natural Resources Ltd.	412	7,268
		137,990
China–2.02%
Alibaba Group Holding Ltd.(a)	600	18,896
Alibaba Group Holding Ltd., ADR(a)	652	163,665
Baidu, Inc., ADR(a)	224	26,745
BeiGene Ltd., ADR(a)	89	18,601
China Mobile Ltd.	5,000	34,082
China Oilfield Services Ltd., H Shares	16,000	12,464
China Pacific Insurance (Group) Co. Ltd., H Shares	8,600	24,711
CNOOC Ltd.	38,000	40,256
COSCO SHIPPING Ports Ltd.	28,000	14,615
Dongfeng Motor Group Co. Ltd., H Shares	58,000	41,571
JD.com, Inc., ADR(a)	1,659	105,828
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., A Shares	3,300	63,883
Minth Group Ltd.	6,000	17,898
NetEase, Inc., ADR	310	142,110
Shares		Value
China–(continued)
Suofeiya Home Collection Co Ltd., A Shares	7,700	$25,342
Tencent Holdings Ltd.	3,300	225,900
Wuxi Biologics Cayman, Inc.(a)(b)	1,000	20,623
		997,190
Denmark–0.36%
Carlsberg A/S, Class B	122	17,988
Chr. Hansen Holding A/S	204	23,234
Coloplast A/S, Class B	143	24,390
Genmab A/S(a)	50	17,157
Novo Nordisk A/S, Class B	641	42,291
Pandora A/S	288	18,366
Vestas Wind Systems A/S	246	31,800
		175,226
Egypt–0.02%
Centamin PLC	3,973	10,607
Finland–0.26%
Elisa OYJ	270	16,050
Kone OYJ, Class B	240	19,017
Nokia OYJ	2,835	13,636
Orion OYJ, Class B	210	9,174
Stora Enso OYJ, Class R	1,877	23,702
UPM-Kymmene OYJ	1,226	32,846
Valmet OYJ	453	12,719
		127,144
France–1.03%
AXA S.A.	1,366	27,339
BNP Paribas S.A.(a)	495	20,083
Capgemini SE	253	32,807
Carrefour S.A.	1,912	30,498
Casino Guichard Perrachon S.A.(a)	206	5,730
Cie Generale des Etablissements Michelin S.C.A.	215	22,497
Danone S.A.	90	6,013
ENGIE S.A.(a)	845	11,287
Hermes International	7	5,682
Iliad S.A.	85	16,696
L’Oreal S.A.	91	30,478
Orange S.A.	3,092	36,224
Publicis Groupe S.A.	268	8,640
Sanofi	1,026	107,260
Sartorius Stedim Biotech	51	15,878
TOTAL S.A.	3,456	128,316
		505,428
Germany–0.75%
Allianz SE	45	9,386
Aurubis AG	154	10,291
Bayer AG	1,059	70,513
Deutsche Post AG(a)	835	33,852
Deutsche Telekom AG	2,518	42,163
Fielmann AG(a)	165	12,099

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Shares		Value
Germany–(continued)
HelloFresh SE(a)	396	$21,556
Infineon Technologies AG	507	12,672
Merck KGaA	85	10,859
Muenchener Rueckversicherungs-Gesellschaft AG	76	20,206
RWE AG	457	17,276
SAP SE	188	29,740
Schaeffler AG, Preference Shares	1,023	7,579
Software AG	198	9,238
TAG Immobilien AG(a)	582	15,274
Telefonica Deutschland Holding AG	1,067	2,923
United Internet AG	374	16,937
Volkswagen AG, Preference Shares(a)	139	20,570
Zalando SE(a)(b)	112	8,100
		371,234
Hong Kong–0.38%
AIA Group Ltd.	6,800	60,938
CK Asset Holdings Ltd.	10,500	57,895
CK Hutchison Holdings Ltd.	9,000	58,768
Pacific Basin Shipping Ltd.	88,000	10,795
		188,396
India–0.61%
Bharat Heavy Electricals Ltd.	35,914	17,291
Housing Development Finance Corp. Ltd.	1,996	47,649
ICICI Bank Ltd., ADR(a)	4,468	41,955
Infosys Ltd., ADR	2,889	37,124
Kotak Mahindra Bank Ltd.(a)	636	11,650
Larsen & Toubro Ltd.	2,183	26,697
Mahindra & Mahindra Ltd.	7,804	63,393
Shriram Transport Finance Co. Ltd.	3,065	28,397
Shriram Transport Finance Co. Ltd., Rts. Expiring 07/31/2020(a)	401	3,705
UPL Ltd.(a)	3,767	24,116
		301,977
Indonesia–0.05%
PT Astra International Tbk	69,500	24,392
Ireland–0.15%
CRH PLC	574	20,927
Flutter Entertainment PLC(a)	125	18,774
Kingspan Group PLC	251	18,053
Ryanair Holdings PLC, ADR(a)	206	15,450
		73,204
Israel–0.06%
Nice Ltd., ADR(a)	142	29,144
Italy–0.26%
Buzzi Unicem S.p.A.	519	11,831
De Longhi S.p.A.(a)	119	3,723
DiaSorin S.p.A.	86	16,885
Enel S.p.A.	3,429	31,387
Hera S.p.A.	3,597	13,906
Intesa Sanpaolo S.p.A.(a)	5,637	11,451
Iren S.p.A.	1,976	4,989
Telecom Italia S.p.A.	49,181	19,853
Shares		Value
Italy–(continued)
UniCredit S.p.A.(a)	1,284	$11,792
		125,817
Japan–0.06%
Sony Corp.	400	31,018
Jordan–0.03%
Hikma Pharmaceuticals PLC	450	12,691
Luxembourg–0.03%
ArcelorMittal S.A.(a)	1,408	15,660
Malaysia–0.00%
British American Tobacco Malaysia Bhd.	600	1,520
Netherlands–0.33%
ASM International N.V.	114	17,315
ING Groep N.V.	2,686	18,622
Intertrust N.V.(b)	500	9,277
Koninklijke Ahold Delhaize N.V.	601	17,324
Koninklijke KPN N.V.	6,570	17,042
Koninklijke Philips N.V.(a)	366	19,013
SBM Offshore N.V.	1,790	27,705
Signify N.V.(a)	675	20,164
Wolters Kluwer N.V.	179	14,152
		160,614
Norway–0.13%
Equinor ASA	1,376	20,499
Orkla ASA	1,473	14,530
Salmar ASA(a)	106	5,056
Yara International ASA	553	23,256
		63,341
Portugal–0.05%
EDP - Energias de Portugal S.A.	4,816	24,390
EDP - Energias de Portugal S.A., Rts. Expiring 08/06/2020(a)	5,340	542
		24,932
Russia–0.05%
Sberbank of Russia PJSC, ADR(a)	1,113	13,342
Sberbank of Russia PJSC, ADR(a)	39	465
Yandex N.V., Class A(a)	170	9,782
		23,589
Singapore–0.21%
Genting Singapore Ltd.(a)	50,700	26,908
Jardine Cycle & Carriage Ltd.	1,200	17,302
United Overseas Bank Ltd.	4,100	57,605
		101,815
South Africa–0.21%
Anglo American PLC	2,570	63,422
Naspers Ltd., Class N	221	40,731
		104,153
South Korea–0.92%
Hyundai Motor Co.	240	25,533
Hyundai Motor Co., Second Pfd.	359	20,888
KB Financial Group, Inc.	1,421	42,199
LG Corp.	967	60,174
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Shares		Value
South Korea–(continued)
POSCO	154	$25,051
Samsung Electronics Co. Ltd.	3,348	162,955
Samsung Electronics Co. Ltd., Preference Shares	1,776	73,985
Samsung Fire & Marine Insurance Co. Ltd.	293	41,952
		452,737
Spain–0.31%
Amadeus IT Group S.A.	344	17,276
Banco Bilbao Vizcaya Argentaria S.A.	4,923	15,425
CaixaBank S.A.	8,490	18,343
Cellnex Telecom S.A.(b)	414	26,043
Cellnex Telecom S.A., Rts. Expiring 08/07/2020(a)	414	1,731
Endesa S.A.	642	18,255
Iberdrola S.A.	1,543	19,918
Industria de Diseno Textil S.A.	983	26,206
Merlin Properties SOCIMI S.A.	538	4,454
Viscofan S.A.	96	7,041
		154,692
Sweden–0.39%
Atlas Copco AB, Class A	388	17,191
Autoliv, Inc.	164	10,665
Axfood AB	253	5,696
Biotage AB	340	6,179
Essity AB, Class B(a)	562	18,511
Evolution Gaming Group AB(b)	232	15,802
Getinge AB, Class B	984	23,599
Husqvarna AB, Class B	1,355	12,945
ICA Gruppen AB	235	11,532
Lundin Energy AB	621	14,389
Sandvik AB(a)	1,044	19,460
SSAB AB, Class A(a)	1,848	5,462
SSAB AB, Class B(a)	5,474	15,557
Swedish Match AB	230	17,622
		194,610
Switzerland–0.99%
EMS-Chemie Holding AG	14	12,083
Forbo Holding AG	6	9,317
Galenica AG(b)	165	12,294
Geberit AG	32	17,688
LafargeHolcim Ltd.(a)	396	18,753
Logitech International S.A.	276	20,113
Lonza Group AG	43	26,841
Nestle S.A.	344	40,756
Novartis AG	811	67,166
PSP Swiss Property AG	112	12,521
Roche Holding AG	366	126,639
SFS Group AG	34	3,211
SIG Combibloc Group AG(a)	446	7,786
Sonova Holding AG(a)	65	14,599
Sunrise Communications Group AG(a)(b)	105	9,778
Swiss Prime Site AG	125	11,400
Swisscom AG	25	13,311
Tecan Group AG, Class R	54	22,714
VAT Group AG(b)	71	13,546
Shares		Value
Switzerland–(continued)
Zurich Insurance Group AG	69	$25,508
		486,024
Taiwan–1.09%
Asustek Computer, Inc.	9,000	66,291
Delta Electronics, Inc.	7,000	48,049
Gigabyte Technology Co. Ltd.	9,000	25,846
Hon Hai Precision Industry Co. Ltd.	13,400	35,674
MediaTek, Inc.	4,000	95,951
Taiwan Semiconductor Manufacturing Co. Ltd.	18,000	263,434
		535,245
Thailand–0.11%
Kasikornbank PCL, NVDR	21,600	56,013
United Kingdom–4.79%
Aggreko PLC	1,161	5,888
Ashtead Group PLC	1,356	43,583
Avast PLC(b)	1,560	11,782
Aviva PLC	6,908	24,048
Babcock International Group PLC	7,162	27,133
BAE Systems PLC	15,641	100,861
Balfour Beatty PLC	5,511	17,402
Barclays PLC	71,290	94,683
Barratt Developments PLC	1,549	10,430
Berkeley Group Holdings PLC	456	26,727
BP PLC	37,010	134,168
British American Tobacco PLC	4,691	155,680
Bunzl PLC	955	27,563
Capita PLC(a)	5,338	2,414
Compass Group PLC	1,951	26,979
ConvaTec Group PLC(b)	3,127	8,355
Cranswick PLC	92	4,325
Croda International PLC	215	16,179
Derwent London PLC	203	7,676
Diageo PLC	285	10,444
Domino’s Pizza Group PLC	1,159	4,843
DS Smith PLC	4,999	17,184
easyJet PLC	1,604	10,461
Experian PLC	1,318	46,444
Fevertree Drinks PLC	815	23,486
G4S PLC	13,992	26,208
GlaxoSmithKline PLC	9,512	191,017
Hays PLC	10,786	15,506
HomeServe PLC	1,107	19,336
Imperial Brands PLC	496	8,323
International Consolidated Airlines Group S.A.	2,669	5,894
International Consolidated Airlines Group S.A., ADR	2,150	9,545
ITV PLC	11,521	8,609
J Sainsbury PLC	15,921	39,109
JD Sports Fashion PLC	2,414	19,258
Legal & General Group PLC	9,945	28,139
Marks & Spencer Group PLC	15,764	19,709
Meggitt PLC	5,962	21,144
Melrose Industries PLC(a)	11,140	12,563
National Grid PLC	10,577	125,091
Natwest Group PLC	13,569	18,966
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Shares		Value
United Kingdom–(continued)
Next PLC	981	$70,411
Pearson PLC	4,198	29,060
Pennon Group PLC	965	13,502
RELX PLC	2,796	59,356
Rightmove PLC	1,929	14,028
Rolls-Royce Holdings PLC	3,085	9,426
Royal Dutch Shell PLC, Class B	3,201	45,312
RSA Insurance Group PLC	13,350	75,488
Severn Trent PLC	672	21,628
Smith & Nephew PLC	1,377	27,491
Spirent Communications PLC	1,225	4,525
SSE PLC	7,388	126,437
Standard Chartered PLC	6,231	31,672
Tate & Lyle PLC	1,641	14,002
Tesco PLC	19,723	56,235
Travis Perkins PLC	2,122	30,994
Ultra Electronics Holdings PLC	738	23,098
Unilever N.V.	254	15,035
United Utilities Group PLC	3,297	38,997
Vectura Group PLC	5,983	7,828
Vodafone Group PLC	112,937	171,539
Whitbread PLC(a)	1,383	39,660
WM Morrison Supermarkets PLC	2,205	5,408
		2,358,287
United States–3.13%
ABIOMED, Inc.(a)	32	9,598
Accenture PLC, Class A	52	11,689
Activision Blizzard, Inc.	156	12,890
Agilent Technologies, Inc.	187	18,014
Alphabet, Inc., Class A(a)	25	37,199
Alphabet, Inc., Class C(a)	31	45,972
Alteryx, Inc., Class A(a)	173	30,360
Amazon.com, Inc.(a)	18	56,964
American Express Co.	346	32,289
Analog Devices, Inc.	237	27,219
Automatic Data Processing, Inc.	89	11,829
Berkshire Hathaway, Inc., Class B(a)	123	24,081
Booking Holdings, Inc.(a)	3	4,986
Bristol-Myers Squibb Co.	658	38,598
Citigroup, Inc.	386	19,304
CME Group, Inc., Class A	122	20,274
Coca-Cola Co. (The)	184	8,692
Colgate-Palmolive Co.	557	43,000
Copart, Inc.(a)	106	9,884
Crowdstrike Holdings, Inc., Class A(a)	297	33,620
Equifax, Inc.	44	7,153
Facebook, Inc., Class A(a)	355	90,053
Ferguson PLC	338	30,229
First Republic Bank	163	18,334
Home Depot, Inc. (The)	59	15,664
IHS Markit Ltd.	335	27,045
Illumina, Inc.(a)	112	42,802
JPMorgan Chase & Co.	496	47,933
Markel Corp.(a)	19	19,846
Mastercard, Inc., Class A	253	78,058
Microsoft Corp.	316	64,783
National Oilwell Varco, Inc.	588	6,768
	Shares		Value
United States–(continued)
Newmont Corp.		780	$53,976
NIKE, Inc., Class B		56	5,466
Okta, Inc.(a)		71	15,690
Old Dominion Freight Line, Inc.		87	15,905
PayPal Holdings, Inc.(a)		238	46,665
PepsiCo, Inc.		123	16,932
Progressive Corp. (The)		476	43,002
QUALCOMM, Inc.		105	11,089
salesforce.com, inc.(a)		240	46,764
ServiceNow, Inc.(a)		118	51,826
Sims Ltd.		3,672	20,833
Splunk, Inc.(a)		176	36,928
Texas Instruments, Inc.		415	52,933
Thermo Fisher Scientific, Inc.		88	36,428
TJX Cos., Inc. (The)		538	27,971
Twilio, Inc., Class A(a)		263	72,961
Twist Bioscience Corp.(a)		163	9,135
Uber Technologies, Inc.(a)		557	16,855
Wells Fargo & Co.		679	16,473
			1,542,962
Total Common Stocks & Other Equity Interests (Cost $8,349,884)			9,901,826
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–16.05%(c)
Australia–0.29%
BHP Billiton Finance Ltd., 6.50%, 10/22/2077(b)	GBP	100,000	143,899
Belgium–0.27%
Solvay Finance S.A., 5.87%(b)(d)	EUR	100,000	131,594
France–0.97%
Burger King France S.A.S, 5.25% (3 mo. EURIBOR + 5.25%), 05/01/2023(b)(e)	EUR	100,000	115,850
Electricite de France S.A., 5.88%(b)(d)	GBP	100,000	139,654
La Financiere Atalian S.A.S.U., 6.63%, 05/15/2025(b)	GBP	100,000	110,090
Picard Groupe S.A.S., 3.00% (3 mo. EURIBOR + 3.00%), 11/30/2023(b)(e)	EUR	100,000	114,630
			480,224
Germany–0.42%
Bayer AG, 3.75%, 07/01/2074(b)	EUR	50,000	61,409
Volkswagen International Finance N.V., 3.38%, 11/16/2026(b)	GBP	100,000	144,104
			205,513
Israel–0.26%
Teva Pharmaceutical Finance Netherlands II B.V., 6.00%, 01/31/2025(b)	EUR	100,000	126,336
Italy–0.31%
Italy Buoni Poliennali Del Tesoro, 1.45%, 03/01/2036(b)	EUR	60,000	70,942
Pro-Gest S.p.A., 3.25%, 12/15/2024(b)	EUR	100,000	84,871
			155,813
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

	Principal Amount		Value
Mexico–9.48%
Mexican Bonos,
Series M 20, 10.00%, 12/05/2024	MXN	84,000,000	$4,525,507
Series M 20, 7.50%, 06/03/2027	MXN	1,500,000	75,481
Petroleos Mexicanos, 8.25%, 06/02/2022(b)	GBP	50,000	67,676
			4,668,664
Netherlands–0.17%
Hema Bondco I B.V., 6.25% (3 mo. EURIBOR + 6.25%), 07/15/2022(b)(e)	EUR	100,000	83,743
Portugal–0.17%
Portugal Obrigacoes do Tesouro OT, 2.88%, 10/15/2025(b)	EUR	60,000	82,026
Russia–0.06%
Russian Federal Bond - OFZ, Series 6225, 7.25%, 05/10/2034	RUB	2,000,000	29,890
South Africa–0.06%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	ZAR	650,000	29,489
Spain–0.35%
Codere Finance 2 (Luxembourg) S.A.,
6.75%, 11/01/2021(b)	EUR	100,000	72,943
12.75%, 09/30/2023(b)	EUR	25,000	29,524
Spain Government Bond, 1.95%, 04/30/2026(b)	EUR	55,000	72,593
			175,060
United Kingdom–2.73%
Algeco Global Finance PLC, 6.50%, 02/15/2023(b)	EUR	100,000	114,279
Barclays PLC, 7.88%(b)(d)	GBP	200,000	266,967
Fidelity International Ltd., 6.75%, 10/19/2020(b)	GBP	50,000	66,242
InterContinental Hotels Group PLC, 2.13%, 08/24/2026(b)	GBP	100,000	126,430
Nationwide Building Society, 10.25%(b)(d)	GBP	38,000	81,577
Next Group PLC, 3.63%, 05/18/2028(b)	GBP	100,000	134,552
Rl Finance Bonds No. 3 PLC, 6.13%, 11/13/2028(b)	GBP	100,000	159,758
Tesco Property Finance 2 PLC, 6.05%, 10/13/2039(b)	GBP	41,160	73,512
United Kingdom Gilt Inflation-Linked, 0.13%, 03/22/2026(b)	GBP	22,631	35,212
Virgin Money UK PLC, 5.00%, 02/09/2026(b)	GBP	100,000	127,611
Vodafone Group PLC, 3.38%, 08/08/2049(b)	GBP	100,000	159,236
			1,345,376
United States–0.51%
Equinix, Inc., 2.88%, 10/01/2025	EUR	100,000	120,038
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	100,000	131,293
			251,331
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $7,926,009)			7,908,958
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–11.61%
Argentina–0.08%
Argentine Republic Government International Bond, 6.88%, 01/11/2048(f)	$100,000	$41,875
Brazil–0.42%
MARB BondCo PLC, 7.00%, 03/15/2024(b)	200,000	208,352
Canada–0.48%
1011778 BC ULC/New Red Finance, Inc., 5.00%, 10/15/2025(b)	16,000	16,453
Bombardier, Inc.,
8.75%, 12/01/2021(b)	18,000	18,030
5.75%, 03/15/2022(b)	23,000	21,758
7.50%, 03/15/2025(b)	23,000	18,601
Cascades, Inc./Cascades USA, Inc., 5.38%, 01/15/2028(b)	13,000	13,496
Cenovus Energy, Inc., 4.25%, 04/15/2027	18,000	17,124
Ensign Drilling, Inc., 9.25%, 04/15/2024(b)	13,000	5,241
Garda World Security Corp., 9.50%, 11/01/2027(b)	9,000	9,825
GFL Environmental, Inc., 7.00%, 06/01/2026(b)	3,000	3,191
Mattamy Group Corp., 5.25%, 12/15/2027(b)	12,000	12,488
MEG Energy Corp., 6.50%, 01/15/2025(b)	8,000	7,866
Norbord, Inc., 5.75%, 07/15/2027(b)	19,000	20,303
Parkland Corp., 6.00%, 04/01/2026(b)	26,000	27,625
Precision Drilling Corp.,
6.50%, 12/15/2021	3,484	3,322
5.25%, 11/15/2024	12,000	8,474
Superior Plus L.P./Superior General Partner, Inc., 7.00%, 07/15/2026(b)	2,000	2,122
Taseko Mines Ltd., 8.75%, 06/15/2022(b)	33,000	28,248
		234,167
France–0.42%
Societe Generale S.A., 7.38%(b)(d)	200,000	206,179
Germany–0.03%
Mercer International, Inc., 5.50%, 01/15/2026	14,000	13,274
Italy–0.04%
Telecom Italia Capital S.A.,
6.38%, 11/15/2033	8,000	9,781
7.20%, 07/18/2036	8,000	10,534
		20,315
Luxembourg–0.05%
Intelsat (Luxembourg) S.A., 7.75%, 06/01/2021(f)	15,000	863
Intelsat Connect Finance S.A., 9.50%, 02/15/2023(b)(f)	9,000	2,638
Intelsat Jackson Holdings S.A.,
5.50%, 08/01/2023(f)	10,000	6,288
8.50%, 10/15/2024(b)(f)	19,000	12,587
9.75%, 07/15/2025(b)(f)	7,000	4,666
		27,042
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

	Principal Amount	Value
Mexico–0.36%
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.38%, 04/17/2025(b)	$150,000	$166,564
Petroleos Mexicanos, 5.95%, 01/28/2031(b)	10,000	8,613
		175,177
Netherlands–0.16%
Shell International Finance B.V., 2.75%, 04/06/2030	69,000	76,970
Saudi Arabia–0.00%
Valaris PLC, 7.75%, 02/01/2026	18,000	1,047
South Korea–0.01%
Clark Equipment Co., 5.88%, 06/01/2025(b)	5,000	5,278
United Kingdom–0.83%
Barclays Bank PLC, 1.81%(d)	20,000	16,350
National Westminster Bank PLC, Series B, 1.88% (6 mo. USD LIBOR + 0.25%)(d)(e)	100,000	88,187
Natwest Group PLC,
6.00%, (d)	200,000	210,500
2.63% (3 mo. USD LIBOR + 2.32%), (d)(e)	100,000	95,075
		410,112
United States–8.73%
AdaptHealth LLC, 6.13%, 08/01/2028(b)	3,000	3,134
Adient US LLC,
9.00%, 04/15/2025(b)	4,000	4,463
7.00%, 05/15/2026(b)	10,000	10,791
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC,
7.50%, 03/15/2026(b)	9,000	10,146
5.88%, 02/15/2028(b)	9,000	9,870
Alliance Data Systems Corp., 4.75%, 12/15/2024(b)	13,000	12,066
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/2026(b)	6,000	6,428
AMC Entertainment Holdings, Inc.,
10.50%, 04/15/2025(b)	25,000	19,922
5.75%, 06/15/2025	23,000	6,612
10.50%, 04/24/2026(b)	7,000	6,199
6.13%, 05/15/2027	31,000	8,912
AMC Networks, Inc., 5.00%, 04/01/2024	33,000	33,619
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.75%, 05/20/2027	12,000	13,175
AmWINS Group, Inc., 7.75%, 07/01/2026(b)	8,000	8,838
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 01/15/2028(b)	19,000	16,247
Antero Resources Corp.,
5.63%, 06/01/2023	6,000	4,314
5.00%, 03/01/2025	3,000	1,911
Apache Corp.,
5.10%, 09/01/2040	14,000	13,650
4.75%, 04/15/2043	4,000	3,810
Principal Amount		Value
United States–(continued)
Asbury Automotive Group, Inc., 4.75%, 03/01/2030(b)	$5,000	$5,138
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/2022(b)	7,000	5,808
ASGN, Inc., 4.63%, 05/15/2028(b)	9,000	9,218
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(b)	21,000	22,755
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 10.50%, 05/15/2025(b)	40,000	46,575
B&G Foods, Inc., 5.25%, 04/01/2025	16,000	16,738
Bausch Health Americas, Inc., 9.25%, 04/01/2026(b)	18,000	20,268
Bausch Health Cos., Inc.,
6.13%, 04/15/2025(b)	20,000	20,670
5.75%, 08/15/2027(b)	7,000	7,614
6.25%, 02/15/2029(b)	14,000	14,894
Boeing Co. (The), 5.15%, 05/01/2030	100,000	109,725
Booking Holdings, Inc., 4.50%, 04/13/2027	19,000	22,458
Boxer Parent Co., Inc.,
7.13%, 10/02/2025(b)	5,000	5,493
9.13%, 03/01/2026(b)	8,000	8,515
Boyd Gaming Corp., 6.38%, 04/01/2026	18,000	18,430
Brink’s Co. (The),
5.50%, 07/15/2025(b)	12,000	12,772
4.63%, 10/15/2027(b)	28,000	28,564
BWX Technologies, Inc., 4.13%, 06/30/2028(b)	3,000	3,131
Callon Petroleum Co.,
6.13%, 10/01/2024	9,000	2,772
6.38%, 07/01/2026	6,000	1,881
Calpine Corp., 5.00%, 02/01/2031(b)	4,000	4,110
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.63%, 01/15/2022	22,000	22,297
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/2024(b)	35,000	36,291
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)	11,000	11,068
Carnival Corp.,
11.50%, 04/01/2023(b)	26,000	28,333
10.50%, 02/01/2026(b)	3,000	3,113
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 02/15/2026(b)	18,000	18,832
5.13%, 05/01/2027(b)	100,000	106,227
4.50%, 08/15/2030(b)	24,000	25,468
Centene Corp.,
5.38%, 06/01/2026(b)	21,000	22,484
4.63%, 12/15/2029	7,000	7,816
CenturyLink, Inc., Series Y, 7.50%, 04/01/2024	14,000	15,872
Chemours Co. (The), 7.00%, 05/15/2025	9,000	9,166
Clarios Global L.P., 6.75%, 05/15/2025(b)	6,000	6,459
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	18,000	18,948
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024	43,000	39,138
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Principal Amount		Value
United States–(continued)
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	$37,000	$35,562
Cleveland-Cliffs, Inc., 9.88%, 10/17/2025(b)	7,000	7,656
Colony Capital, Inc., Conv.,
3.88%, 01/15/2021	1,000	1,000
5.00%, 04/15/2023	9,000	8,314
Colt Merger Sub, Inc.,
5.75%, 07/01/2025(b)	3,000	3,128
8.13%, 07/01/2027(b)	7,000	7,140
CommScope, Inc., 8.25%, 03/01/2027(b)	29,000	31,310
Community Health Systems, Inc.,
9.88%, 06/30/2023(b)(g)	12,000	9,524
6.63%, 02/15/2025(b)	12,000	12,154
8.00%, 03/15/2026(b)	19,000	19,480
Comstock Resources, Inc., 9.75%, 08/15/2026	6,000	6,018
Continental Resources, Inc.,
4.50%, 04/15/2023	19,000	19,013
3.80%, 06/01/2024	2,000	1,941
Core & Main Holdings L.P., 9.38% PIK Rate, 8.63% Cash Rate, 09/15/2024(b)(h)	42,000	42,547
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 04/01/2025	6,000	5,741
CSC Holdings LLC, 6.75%, 11/15/2021	42,000	44,638
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	25,000	22,730
Dana, Inc.,
5.50%, 12/15/2024	14,000	14,366
5.38%, 11/15/2027	8,000	8,452
5.63%, 06/15/2028	2,000	2,103
DaVita, Inc., 4.63%, 06/01/2030(b)	8,000	8,517
DCP Midstream Operating L.P.,
5.38%, 07/15/2025	14,000	14,786
5.63%, 07/15/2027	3,000	3,116
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(b)	32,000	33,255
8.10%, 07/15/2036(b)	100,000	135,955
Delta Air Lines, Inc.,
7.00%, 05/01/2025(b)	13,000	13,908
7.38%, 01/15/2026	8,000	7,938
Diamond Offshore Drilling, Inc., 4.88%, 11/02/2043(f)	12,000	1,358
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(b)	24,000	18,540
6.63%, 08/15/2027(b)	26,000	14,267
DISH DBS Corp., 5.88%, 11/15/2024	44,000	45,943
DISH Network Corp., Conv., 3.38%, 08/15/2026	21,000	19,386
DPL, Inc., 4.35%, 04/15/2029	9,000	9,516
Dun & Bradstreet Corp. (The), 10.25%, 02/15/2027(b)	6,000	6,826
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)	6,000	6,503
EIG Investors Corp., 10.88%, 02/01/2024	2,000	2,052
Element Solutions, Inc., 5.88%, 12/01/2025(b)	22,000	22,784
Principal Amount		Value
United States–(continued)
Embarq Corp., 8.00%, 06/01/2036	$28,000	$32,878
Encompass Health Corp., 4.75%, 02/01/2030	6,000	6,350
Endeavor Energy Resources L.P./EER Finance, Inc.,
6.63%, 07/15/2025(b)	3,000	3,157
5.75%, 01/30/2028(b)	6,000	6,171
Energizer Holdings, Inc.,
6.38%, 07/15/2026(b)	2,000	2,137
7.75%, 01/15/2027(b)	13,000	14,460
4.75%, 06/15/2028(b)	10,000	10,739
EnerSys, 5.00%, 04/30/2023(b)	29,000	29,809
EnLink Midstream Partners L.P., 5.60%, 04/01/2044	11,000	6,152
EnPro Industries, Inc., 5.75%, 10/15/2026	22,000	22,848
EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/2024(b)(f)	39,000	488
EQM Midstream Partners L.P.,
6.50%, 07/01/2027(b)	10,000	11,040
5.50%, 07/15/2028	13,000	13,507
EQT Corp.,
6.13%, 02/01/2025	5,000	5,519
3.90%, 10/01/2027	5,000	4,723
7.00%, 02/01/2030	5,000	5,795
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(b)	16,000	16,634
Ford Motor Co.,
8.50%, 04/21/2023	120,000	133,412
9.00%, 04/22/2025	7,000	8,257
9.63%, 04/22/2030	4,000	5,314
4.75%, 01/15/2043	11,000	10,092
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	32,000	36,013
Frontier Communications Corp.,
10.50%, 09/15/2022(f)	48,000	16,849
11.00%, 09/15/2025(f)	32,000	11,487
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	29,000	29,683
Genesis Energy L.P./Genesis Energy Finance Corp.,
5.63%, 06/15/2024	5,000	4,637
6.25%, 05/15/2026	25,000	23,589
7.75%, 02/01/2028	12,000	11,584
GPC Merger Sub, Inc., 7.13%, 08/15/2028(b)	2,000	2,084
Gray Television, Inc., 7.00%, 05/15/2027(b)	17,000	18,618
Gulfport Energy Corp.,
6.63%, 05/01/2023	2,000	1,190
6.00%, 10/15/2024	4,000	2,107
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	43,000	39,821
Hanesbrands, Inc., 5.38%, 05/15/2025(b)	62,000	66,727
HCA, Inc.,
5.88%, 02/15/2026	12,000	14,059
5.38%, 09/01/2026	14,000	16,064
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	12,000	13,065
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Principal Amount		Value
United States–(continued)
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	$21,000	$22,260
Hertz Corp. (The),
7.63%, 06/01/2022(b)(f)	7,000	6,215
7.13%, 08/01/2026(b)(f)	9,000	3,526
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	50,000	57,829
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(b)	10,000	9,223
Hillenbrand, Inc., 5.75%, 06/15/2025	3,000	3,231
Hillman Group, Inc. (The), 6.38%, 07/15/2022(b)	9,000	8,852
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	10,000	10,516
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	5,000	4,952
iHeartCommunications, Inc., 8.38%, 05/01/2027	29,000	28,835
IRB Holding Corp.,
7.00%, 06/15/2025(b)	4,000	4,358
6.75%, 02/15/2026(b)	37,000	37,277
Iron Mountain US Holdings, Inc., 5.38%, 06/01/2026(b)	27,000	28,041
Iron Mountain, Inc., 5.25%, 07/15/2030(b)	15,000	15,759
iStar, Inc., 4.75%, 10/01/2024	31,000	30,671
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	40,000	42,342
JBS USA LUX S.A./JBS USA Finance, Inc., 5.75%, 06/15/2025(b)	27,000	27,776
KB Home, 4.80%, 11/15/2029	11,000	11,474
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	50,000	45,682
Koppers, Inc., 6.00%, 02/15/2025(b)	26,000	26,861
Kraft Heinz Foods Co. (The),
5.00%, 06/04/2042	13,000	14,568
5.50%, 06/01/2050(b)	16,000	18,836
L Brands, Inc., 6.88%, 11/01/2035	36,000	34,572
Laredo Petroleum, Inc., 10.13%, 01/15/2028	5,000	3,563
Lennar Corp., 5.25%, 06/01/2026	7,000	7,828
Level 3 Financing, Inc., 5.25%, 03/15/2026	22,000	23,006
Lions Gate Capital Holdings LLC, 6.38%, 02/01/2024(b)	21,000	21,263
Lithia Motors, Inc.,
5.25%, 08/01/2025(b)	9,000	9,393
4.63%, 12/15/2027(b)	7,000	7,457
LPL Holdings, Inc., 5.75%, 09/15/2025(b)	13,000	13,560
Macy’s, Inc., 8.38%, 06/15/2025(b)	15,000	15,727
Mattel, Inc., 6.75%, 12/31/2025(b)	19,000	20,369
Meredith Corp., 6.88%, 02/01/2026	24,000	20,900
Meritage Homes Corp., 6.00%, 06/01/2025	11,000	12,666
MGM Resorts International,
6.75%, 05/01/2025	14,000	14,582
4.63%, 09/01/2026	30,000	29,125
Michaels Stores, Inc., 8.00%, 07/15/2027(b)	24,000	22,531
Principal Amount		Value
United States–(continued)
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	$11,000	$11,818
MTS Systems Corp., 5.75%, 08/15/2027(b)	18,000	17,586
Mueller Industries, Inc., 6.00%, 03/01/2027	40,000	40,542
Murphy Oil USA, Inc., 5.63%, 05/01/2027	14,000	14,890
Nabors Industries, Inc., 5.75%, 02/01/2025	8,000	3,189
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(b)	3,000	3,065
Navient Corp.,
7.25%, 01/25/2022	30,000	31,567
7.25%, 09/25/2023	16,000	16,925
5.00%, 03/15/2027	12,000	11,508
NCL Corp. Ltd., 12.25%, 05/15/2024(b)	22,000	23,966
Netflix, Inc.,
5.88%, 11/15/2028	19,000	23,499
5.38%, 11/15/2029(b)	9,000	10,912
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2028(b)	8,000	8,420
Newell Brands, Inc., 4.88%, 06/01/2025	6,000	6,533
NFP Corp., 6.88%, 08/15/2028(b)	12,000	12,075
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	27,000	18,693
NIKE, Inc., 2.85%, 03/27/2030	46,000	52,176
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	3,000	3,266
Nordstrom, Inc., 8.75%, 05/15/2025(b)	13,000	14,243
Novelis Corp., 4.75%, 01/30/2030(b)	12,000	12,545
NRG Energy, Inc., 5.25%, 06/15/2029(b)	15,000	16,620
NuStar Logistics L.P., 6.00%, 06/01/2026	17,000	17,454
Oasis Petroleum, Inc., 6.88%, 01/15/2023	6,000	1,174
Occidental Petroleum Corp.,
2.70%, 08/15/2022	19,000	18,377
2.90%, 08/15/2024	11,000	10,372
3.20%, 08/15/2026	20,000	18,249
3.50%, 08/15/2029	5,000	4,452
6.20%, 03/15/2040	12,000	11,692
4.10%, 02/15/2047	17,000	13,387
Olin Corp., 5.63%, 08/01/2029	29,000	27,879
OneMain Finance Corp., 8.88%, 06/01/2025	17,000	19,199
Oracle Corp., 2.95%, 04/01/2030	14,000	15,980
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	26,000	27,688
Parsley Energy LLC/Parsley Finance Corp.,
5.38%, 01/15/2025(b)	5,000	5,164
4.13%, 02/15/2028(b)	4,000	3,950
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/2028(b)	11,000	8,876
PDC Energy, Inc., 5.75%, 05/15/2026	5,000	5,027
Penske Automotive Group, Inc., 5.50%, 05/15/2026	15,000	15,710
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Principal Amount		Value
United States–(continued)
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(b)	$15,000	$15,881
Post Holdings, Inc.,
5.63%, 01/15/2028(b)	8,000	8,757
4.63%, 04/15/2030(b)	12,000	12,645
Presidio Holdings, Inc., 8.25%, 02/01/2028(b)	2,000	2,086
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/2026(b)	8,000	8,899
QEP Resources, Inc., 5.63%, 03/01/2026	7,000	4,100
Rackspace Hosting, Inc., 8.63%, 11/15/2024(b)	15,000	15,682
Rattler Midstream L.P., 5.63%, 07/15/2025(b)	8,000	8,458
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)	29,000	17,657
Royal Caribbean Cruises Ltd., 9.13%, 06/15/2023(b)	8,000	8,190
Sally Holdings LLC/Sally Capital, Inc., 8.75%, 04/30/2025(b)	9,000	10,187
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	36,000	38,347
Scientific Games International, Inc.,
8.63%, 07/01/2025(b)	5,000	5,026
8.25%, 03/15/2026(b)	6,000	6,020
7.00%, 05/15/2028(b)	10,000	9,217
ServiceMaster Co. LLC (The), 5.13%, 11/15/2024(b)	24,000	24,783
Simmons Foods, Inc., 5.75%, 11/01/2024(b)	16,000	16,122
SM Energy Co.,
6.75%, 09/15/2026	5,000	2,518
6.63%, 01/15/2027	11,000	5,449
Southwestern Energy Co.,
7.50%, 04/01/2026	2,000	1,883
7.75%, 10/01/2027	10,000	9,428
Spectrum Brands, Inc., 5.75%, 07/15/2025	9,000	9,292
Spirit AeroSystems, Inc., 7.50%, 04/15/2025(b)	4,000	3,939
Sprint Capital Corp., 8.75%, 03/15/2032	6,000	9,261
Sprint Communications, Inc., 11.50%, 11/15/2021	37,000	41,635
Sprint Corp., 7.88%, 09/15/2023	26,000	30,225
Standard Industries, Inc., 6.00%, 10/15/2025(b)	10,000	10,446
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	44,000	40,617
Sysco Corp., 5.65%, 04/01/2025	10,000	11,858
Talen Energy Supply LLC, 7.63%, 06/01/2028(b)	8,000	8,375
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.13%, 02/01/2025	6,000	6,109
5.88%, 04/15/2026	17,000	18,099
5.50%, 03/01/2030(b)	3,000	3,153
Taylor Morrison Communities, Inc.,
6.63%, 07/15/2027(b)	22,000	24,083
5.75%, 01/15/2028(b)	10,000	11,263
	Principal Amount	Value
United States–(continued)
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/2025(b)	$15,000	$15,534
Tenet Healthcare Corp.,
7.50%, 04/01/2025(b)	5,000	5,539
4.63%, 06/15/2028(b)	2,000	2,108
Tenneco, Inc., 5.00%, 07/15/2026	17,000	11,444
Titan International, Inc., 6.50%, 11/30/2023	55,000	36,775
T-Mobile USA, Inc., 6.50%, 01/15/2026	19,000	20,053
Transocean, Inc.,
8.00%, 02/01/2027(b)	6,000	3,013
7.50%, 04/15/2031	25,000	6,812
Triumph Group, Inc., 7.75%, 08/15/2025	31,000	20,238
United Rentals North America, Inc., 5.50%, 07/15/2025	25,000	25,727
VICI Properties L.P./VICI Note Co., Inc.,
3.50%, 02/15/2025(b)	6,000	6,089
3.75%, 02/15/2027(b)	6,000	6,055
4.13%, 08/15/2030(b)	6,000	6,080
Viking Cruises Ltd., 13.00%, 05/15/2025(b)	2,000	2,184
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	18,000	18,322
WESCO Distribution, Inc., 7.25%, 06/15/2028(b)	11,000	12,033
Western Midstream Operating L.P.,
3.10%, 02/01/2025	7,000	6,994
4.75%, 08/15/2028	14,000	14,172
Whiting Petroleum Corp.,
5.75%, 03/15/2021(f)	10,000	1,713
6.25%, 04/01/2023(f)	21,000	3,846
6.63%, 01/15/2026(f)	13,000	2,266
1.25%, 12/31/2049(f)	2,000	365
William Carter Co. (The),
5.50%, 05/15/2025(b)	2,000	2,132
5.63%, 03/15/2027(b)	8,000	8,543
WPX Energy, Inc.,
5.75%, 06/01/2026	9,000	9,206
5.25%, 10/15/2027	2,000	1,976
5.88%, 06/15/2028	2,000	2,051
4.50%, 01/15/2030	2,000	1,866
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027(b)	10,000	8,924
Yum! Brands, Inc., 7.75%, 04/01/2025(b)	4,000	4,498
		4,298,216
Total U.S. Dollar Denominated Bonds & Notes (Cost $5,592,676)		5,718,004
U.S. Treasury Securities–2.29%
U.S. Treasury Bonds–0.31%
1.13%, 05/15/2040	149,420	153,996
U.S. Treasury Inflation — Indexed Bonds–1.92%
0.75%, 07/15/2028	67,644(i)	78,942
0.25%, 02/15/2050	782,371(i)	864,959
		943,901
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

	Principal Amount	Value
U.S. Treasury Inflation — Indexed Notes–0.06%
0.13%, 01/15/2023	$27,836(i)	$28,641
Total U.S. Treasury Securities (Cost $1,027,271)		1,126,538

Asset-Backed Securities–0.05%
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b) (Cost $24,896)	24,896	26,652
	Shares
Money Market Funds–37.09%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(j)(k)	3,382,405	3,382,405
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(j)(k)	2,506,990	2,508,494
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class, 0.21%(j)(k)	8,513,394	8,513,394
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.07%(j)(k)	3,865,605	$3,865,605
Total Money Market Funds (Cost $18,269,080)		18,269,898
Options Purchased–2.48%
(Cost $1,261,734)(l)		1,219,404
TOTAL INVESTMENTS IN SECURITIES—89.67% (Cost $42,451,550)		44,171,280
OTHER ASSETS LESS LIABILITIES–10.33%		5,090,903
NET ASSETS–100.00%		$49,262,183
Investment Abbreviations:
ADR	– American Depositary Receipt
Conv.	– Convertible
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
NVDR	– Non-Voting Depositary Receipt
Pfd.	– Preferred
PIK	– Pay-in-Kind
Rts.	– Rights
RUB	– Russian Ruble
TBK	– Terbatas (Indonesian Corporation)
USD	– U.S. Dollar
ZAR	– South African Rand
Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $6,436,999, which represented 13.07% of the Fund’s Net Assets.
(c)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2020.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at July 31, 2020 was $117,030, which represented less than 1% of the Fund’s Net Assets.
(g)	Step coupon bond. Rate shown is the rate in effect on July 31, 2020.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Principal amount of security and interest payments are adjusted for inflation.
(j)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,244,358	$18,456,706	$(19,318,659)	$-	$-	$3,382,405	$19,563
Invesco Liquid Assets Portfolio, Institutional Class	3,033,274	13,498,112	(14,021,702)	1	(1,191)	2,508,494	18,512
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	7,777,988	14,030,000	(13,294,594)	-	-	8,513,394	51,143
Invesco Treasury Portfolio, Institutional Class	4,850,694	21,093,379	(22,078,468)	-	-	3,865,605	21,708
Total	$19,906,314	$67,078,197	$(68,713,423)	$1	$(1,191)	$18,269,898	$110,926

(k)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(l)	The table below details options purchased.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
Euro STOXX 50 Index	Call	J.P. Morgan Chase Bank, N.A.	09/18/2020	54	EUR	3,700.00	EUR	1,998,000	$335
Euro STOXX 50 Index	Call	Morgan Stanley & Co. International PLC	10/16/2020	108	EUR	3,450.00	EUR	3,726,000	34,397
Euro STOXX 50 Index	Call	UBS AG	10/16/2020	108	EUR	3,450.00	EUR	3,726,000	34,397
S&P 500 Index	Call	Goldman Sachs International	10/16/2020	13	USD	3,300.00	USD	4,290,000	141,691
S&P 500 Index	Call	Goldman Sachs International	10/16/2020	15	USD	3,300.00	USD	4,950,000	163,489
S&P 500 Index	Call	Goldman Sachs International	10/16/2020	28	USD	3,300.00	USD	9,240,000	305,180
Total Index Options Purchased				326					$679,489

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $2,036,000.
*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus SEK	Call	J.P. Morgan Chase Bank, N.A.	07/09/2021	SEK	10.75	EUR	368,404	$ 5,626
EUR versus USD	Call	Citibank, N.A.	10/16/2020	USD	1.15	EUR	2,761,223	100,531
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	10/16/2020	USD	1.15	EUR	263,872	9,607
USD versus HKD	Call	HSBC Bank USA, N.A.	09/09/2020	HKD	7.90	USD	174,884	24
USD versus HKD	Call	HSBC Bank USA, N.A.	09/09/2020	HKD	7.90	USD	172,272	24
USD versus HKD	Call	HSBC Bank USA, N.A.	09/09/2020	HKD	7.90	USD	174,883	24
USD versus HKD	Call	HSBC Bank USA, N.A.	09/09/2020	HKD	7.90	USD	670,323	92
USD versus HKD	Call	HSBC Bank USA, N.A.	09/14/2020	HKD	7.90	USD	3,486,746	565
USD versus HKD	Call	HSBC Bank USA, N.A.	09/14/2020	HKD	7.90	USD	174,013	28
USD versus ZAR	Call	Goldman Sachs International	04/30/2021	ZAR	21.50	USD	119,772	1,550
USD versus ZAR	Call	UBS AG	04/30/2021	ZAR	21.50	USD	119,772	1,550
USD versus ZAR	Call	UBS AG	04/30/2021	ZAR	21.50	USD	244,149	3,161
Subtotal — Foreign Currency Call Options Purchased								122,782
Currency Risk
AUD versus JPY	Put	NatWest Markets PLC	10/02/2020	JPY	71.00	AUD	500,000	1,323
EUR versus SEK	Put	J.P. Morgan Chase Bank, N.A.	07/09/2021	SEK	10.00	EUR	1,525,982	17,731
EUR versus SEK	Put	J.P. Morgan Chase Bank, N.A.	07/09/2021	SEK	10.00	EUR	1,525,982	17,731
EUR versus SEK	Put	J.P. Morgan Chase Bank, N.A.	07/09/2021	SEK	10.00	EUR	1,525,982	17,731
EUR versus SEK	Put	J.P. Morgan Chase Bank, N.A.	07/09/2021	SEK	10.00	EUR	1,525,982	17,731
Subtotal — Foreign Currency Put Options Purchased								72,247
Total Foreign Currency Options Purchased								$195,029

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $2,036,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
5 Year Interest Rate Swaption	Put	Barclays Bank PLC	1.72%	Pay	3 Month USD LIBOR	Quarterly	12/02/2020	USD	4,521,000	$18
5 Year Interest Rate Swaption	Put	Barclays Bank PLC	1.59	Pay	3 Month USD LIBOR	Quarterly	02/04/2021	USD	154,000	4
10 Year Interest Rate Swaption	Put	J.P. Morgan Chase Bank, N.A.	1.08	Pay	3 Month USD LIBOR	Quarterly	07/15/2030	USD	1,260,000	86,964
10 Year Interest Rate Swaption	Put	J.P. Morgan Chase Bank, N.A.	1.05	Pay	3 Month USD LIBOR	Quarterly	07/16/2030	USD	2,260,000	158,622
10 Year Interest Rate Swaption	Put	J.P. Morgan Chase Bank, N.A.	1.05	Pay	3 Month USD LIBOR	Quarterly	07/17/2030	USD	1,410,000	99,278
Total Interest Rate Swaptions Purchased										$344,886

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $2,036,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value*		Value	Unrealized Appreciation (Depreciation)
Equity Risk
Euro STOXX 50 Index	Call	Morgan Stanley & Co. International PLC	10/16/2020	54	EUR	3,300.00	$ (100,249)	EUR	1,782,000	$(49,177)	$51,072
Euro STOXX 50 Index	Call	UBS AG	10/16/2020	54	EUR	3,300.00	(99,744)	EUR	1,782,000	(49,177)	50,567
S&P 500 Index	Call	Goldman Sachs International	10/16/2020	14	USD	3,150.00	(229,481)	USD	4,410,000	(292,472)	(62,991)
S&P 500 Index	Call	Goldman Sachs International	10/16/2020	14	USD	3,150.00	(232,762)	USD	4,410,000	(292,472)	(59,710)
Subtotal— Index Call Options Written				136			(662,236)			(683,298)	(21,062)
Equity Risk
Euro STOXX 50 Index	Put	Morgan Stanley & Co. International PLC	09/18/2020	27	EUR	2,650.00	(6,900)	EUR	715,500	(5,290)	1,610
Euro STOXX 50 Index	Put	UBS AG	09/18/2020	27	EUR	2,650.00	(8,187)	EUR	715,500	(5,289)	2,898
S&P 500 Index	Put	Goldman Sachs International	09/18/2020	7	USD	2,520.00	(16,318)	USD	1,764,000	(4,252)	12,066
S&P 500 Index	Put	Goldman Sachs International	09/18/2020	7	USD	2,520.00	(14,591)	USD	1,764,000	(4,252)	10,339
Subtotal— Index Put Options Written				68			(45,996)			(19,083)	26,913
Total — Index Options Written				204			$(708,232)			$(702,381)	$5,851

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $2,036,000.
*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Currency Risk
EUR versus SEK	Call	J.P. Morgan Chase Bank, N.A.	07/09/2021	SEK	10.75	$(16,246)	EUR	1,017,322	$(15,535)	$711
EUR versus SEK	Call	J.P. Morgan Chase Bank, N.A.	07/09/2021	SEK	10.75	(19,012)	EUR	1,017,321	(15,535)	3,477
EUR versus SEK	Call	J.P. Morgan Chase Bank, N.A.	07/09/2021	SEK	10.75	(18,561)	EUR	1,017,321	(15,536)	3,025
EUR versus SEK	Call	J.P. Morgan Chase Bank, N.A.	07/09/2021	SEK	10.75	(16,551)	EUR	1,017,321	(15,535)	1,016
EUR versus USD	Call	Barclays Bank PLC	10/16/2020	USD	1.15	(1,878)	EUR	131,936	(4,803)	(2,925)
EUR versus USD	Call	Societe Generale	10/16/2020	USD	1.15	(46,704)	EUR	2,893,159	(105,335)	(58,631)
USD versus HKD	Call	HSBC Bank USA, N.A.	09/09/2020	HKD	7.90	(702)	USD	295,457	(41)	661
USD versus HKD	Call	HSBC Bank USA, N.A.	09/09/2020	HKD	7.90	(173)	USD	329,642	(45)	128
Subtotal — Foreign Currency Call Options Written						(119,827)			(172,365)	(52,538)
Currency Risk
AUD versus JPY	Put	NatWest Markets PLC	10/02/2020	JPY	68.00	(2,491)	AUD	750,000	(733)	1,758
EUR versus SEK	Put	J.P. Morgan Chase Bank, N.A.	07/09/2021	SEK	10.00	(8,127)	EUR	552,606	(6,420)	1,707
Subtotal — Foreign Currency Put Options Written						(10,618)			(7,153)	3,465
Total – Foreign Currency Options Written						$(130,445)			$(179,518)	$(49,073)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $2,036,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Premiums Received	Notional Value		Value	Unrealized Appreciation
Interest Rate Risk
10 Year Interest Rate Swaption	Put	J.P. Morgan Chase Bank, N.A.	0.76%	3 Month USD LIBOR	Pay	Quarterly	07/18/2022	$(61,811)	USD	1,760,000	$(54,933)	$6,878
10 Year Interest Rate Swaption	Put	J.P. Morgan Chase Bank, N.A.	0.78	3 Month USD LIBOR	Pay	Quarterly	07/15/2022	(34,825)	USD	981,000	(29,536)	5,289
10 Year Interest Rate Swaption	Put	J.P. Morgan Chase Bank, N.A.	0.75	3 Month USD LIBOR	Pay	Quarterly	07/18/2022	(38,705)	USD	1,099,000	(34,550)	4,155
Total Open Over-The-Counter Interest Rate Swaptions Written								$(135,341)			$(119,019)	$16,322

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $2,036,000.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	6	September-2020	$979,050	$33,866	$33,866
EURO STOXX 600 Index	5	September-2020	136,600	(6,139)	(6,139)
Hang Seng China Enterprises Index	23	August-2020	1,490,194	(13,419)	(13,419)
Nikkei 225 Index	23	September-2020	2,369,964	(114,495)	(114,495)
S&P/ASX 200 Index	18	September-2020	1,889,792	2,919	2,919
Subtotal				(97,268)	(97,268)
Interest Rate Risk
Euro Bobl	1	September-2020	159,306	988	988
Euro Bund	2	September-2020	418,219	5,887	5,887
Euro Buxl 30 Year Bonds	2	September-2020	529,701	22,590	22,590
U.S. Treasury Ultra Bonds	22	September-2020	5,009,125	149,864	149,864
Subtotal				179,329	179,329
Subtotal—Long Futures Contracts				82,061	82,061
Short Futures Contracts
Equity Risk
E-Mini Russell 2000 Index	57	September-2020	(4,211,730)	(240,598)	(240,598)
EURO STOXX 50 Index	38	September-2020	(1,424,779)	19,901	19,901
FTSE 100 Index	7	September-2020	(539,380)	29,547	29,547
FTSE UK Mid Cap Tradable Plus Index	12	September-2020	(573,091)	15,151	15,151
MSCI AC Asia ex Japan Index	56	September-2020	(2,947,482)	(280,375)	(280,375)
MSCI World Index	38	September-2020	(2,582,860)	(130,383)	(130,383)
SGX Nifty 50 Index	67	August-2020	(1,488,003)	16,072	16,072
Swiss Market Index	3	September-2020	(328,260)	1,321	1,321
Subtotal				(569,364)	(569,364)
Interest Rate Risk
Long Gilt	4	September-2020	(725,448)	(6,591)	(6,591)
U.S. Treasury 10 Year Notes	3	September-2020	(420,234)	(4,262)	(4,262)
U.S. Treasury 10 Year Ultra Bonds	32	September-2020	(5,096,000)	(43,617)	(43,617)
Subtotal				(54,470)	(54,470)
Subtotal—Short Futures Contracts				(623,834)	(623,834)
Total Futures Contracts				$(541,773)	$(541,773)

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit iTraxx Europe Index, Series 33, Version 1	Buy	(1.00)%	Quarterly	06/20/2025	0.605%	EUR	2,860,525	$—	$—	$—
Markit CDX North America Investment Grade Index, Series 34, Version 1	Buy	(1.00)	Quarterly	06/20/2025	0.695	USD	1,747,776	—	—	—
Markit CDX North America High Yield Index, Series 34, Version 7	Buy	(5.00)	Quarterly	06/20/2025	4.385	USD	1,326,068	—	—	—
Markit iTraxx Europe Index, Series 32, Version 1	Sell	1.00	Quarterly	12/20/2024	0.569	EUR	150,000	(541)	3,351	3,892
Markit iTraxx Europe Index, Series 33, Version 1	Sell	1.00	Quarterly	06/20/2025	0.605	EUR	9,006,605	64,700	140,263	75,563
Markit CDX North America Investment Grade Index, Series 34, Version 1	Sell	1.00	Quarterly	06/20/2025	0.695	USD	9,188,000	10,458	109,468	99,010
Markit CDX North America High Yield Index, Series 34, Version 7	Sell	5.00	Quarterly	06/20/2025	4.385	USD	2,569,960	7,990	35,352	27,362
Subtotal - Appreciation								82,607	288,434	205,827
Credit Risk
Markit iTraxx Europe Crossover Index, Series 33, Version 1	Buy	(5.00)	Quarterly	06/20/2025	3.753	EUR	150,000	1,523	(9,526)	(11,049)
Total Centrally Cleared Credit Default Swap Agreements								$84,130	$278,908	$194,778

(a)	Implied credit spreads represent the current level, as of July 31, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	6 Month AUD BBSW	Semi-Annually	1.18%	Semi-Annually	06/18/2030	AUD	609,104	$—	$203	$203
Pay	6 Month AUD BBSW	Semi-Annually	1.18	Semi-Annually	06/18/2030	AUD	609,105	—	203	203
Receive	6 Month EUR LIBOR	Semi-Annually	0.40	Yearly	12/18/2024	EUR	755,000	—	475	475
Pay	6 Month AUD BBSW	Semi-Annually	1.20	Semi-Annually	06/18/2030	AUD	609,105	—	516	516
Pay	6 Month EUR LIBOR	Semi-Annually	0.24	Yearly	09/19/2040	EUR	408,000	—	563	563
Pay	6 Month AUD BBSW	Semi-Annually	1.20	Semi-Annually	06/18/2030	AUD	609,105	—	620	620
Pay	6 Month AUD BBSW	Semi-Annually	0.40	Semi-Annually	09/16/2025	AUD	1,378,000	—	821	821
Receive	6 Month EUR LIBOR	Semi-Annually	(0.20)	Yearly	06/19/2040	EUR	283,550	—	1,017	1,017
Pay	6 Month EUR LIBOR	Semi-Annually	(0.34)	Yearly	09/16/2025	EUR	350,000	—	1,026	1,026
Receive	6 Month EUR LIBOR	Semi-Annually	0.47	Yearly	09/18/2024	EUR	384,000	—	1,164	1,164
Pay	6 Month AUD BBSW	Semi-Annually	1.24	Semi-Annually	06/18/2030	AUD	609,104	—	1,350	1,350
Receive	6 Month EUR LIBOR	Semi-Annually	(0.19)	Yearly	06/19/2040	EUR	283,550	—	1,365	1,365
Pay	28 Day MXN TIIE	28 Day	6.93	28 Day	06/16/2021	MXN	1,500,000	—	1,490	1,490
Pay	6 Month AUD BBSW	Semi-Annually	1.25	Semi-Annually	06/18/2030	AUD	609,104	—	1,506	1,506
Pay	6 Month EUR LIBOR	Semi-Annually	(0.11)	Yearly	01/02/2025	EUR	100,500	—	1,514	1,514
Pay	6 Month AUD BBSW	Semi-Annually	1.25	Semi-Annually	06/18/2030	AUD	609,104	—	1,558	1,558
Pay	6 Month AUD BBSW	Semi-Annually	1.25	Semi-Annually	06/18/2030	AUD	609,104	—	1,558	1,558
Pay	6 Month EUR LIBOR	Semi-Annually	(0.27)	Yearly	06/17/2025	EUR	273,000	—	1,689	1,689
Pay	6 Month AUD BBSW	Semi-Annually	1.26	Semi-Annually	06/18/2030	AUD	609,105	—	1,819	1,819
Pay	6 Month EUR LIBOR	Semi-Annually	0.33	Yearly	09/19/2040	EUR	149,410	—	1,941	1,941
Pay	6 Month EUR LIBOR	Semi-Annually	(0.11)	Yearly	05/11/2030	EUR	145,000	—	2,014	2,014
Pay	6 Month AUD BBSW	Semi-Annually	1.29	Semi-Annually	06/18/2030	AUD	527,086	—	2,025	2,025
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	6 Month EUR LIBOR	Semi-Annually	0.34%	Yearly	09/19/2040	EUR	149,410	$—	$2,093	$2,093
Pay	6 Month EUR LIBOR	Semi-Annually	(0.17)	Yearly	06/24/2030	EUR	321,429	—	2,133	2,133
Receive	6 Month EUR LIBOR	Semi-Annually	(0.17)	Yearly	06/19/2040	EUR	283,550	—	2,147	2,147
Pay	6 Month EUR LIBOR	Semi-Annually	0.35	Yearly	09/19/2040	EUR	147,180	—	2,233	2,233
Pay	6 Month EUR LIBOR	Semi-Annually	0.32	Yearly	06/19/2040	EUR	218,000	—	2,391	2,391
Pay	6 Month AUD BBSW	Semi-Annually	1.31	Semi-Annually	06/18/2030	AUD	527,086	—	2,548	2,548
Pay	6 Month AUD BBSW	Semi-Annually	1.32	Semi-Annually	06/18/2030	AUD	527,085	—	2,585	2,585
Pay	6 Month EUR LIBOR	Semi-Annually	(0.15)	Yearly	06/24/2030	EUR	321,429	—	2,751	2,751
Pay	6 Month EUR LIBOR	Semi-Annually	(0.15)	Yearly	06/25/2030	EUR	321,426	—	2,756	2,756
Pay	6 Month EUR LIBOR	Semi-Annually	(0.24)	Yearly	06/17/2025	EUR	346,000	—	2,829	2,829
Pay	6 Month EUR LIBOR	Semi-Annually	(0.15)	Yearly	06/23/2030	EUR	321,429	—	2,867	2,867
Pay	6 Month EUR LIBOR	Semi-Annually	(0.15)	Yearly	06/24/2030	EUR	321,429	—	2,867	2,867
Pay	6 Month EUR LIBOR	Semi-Annually	(0.15)	Yearly	06/23/2030	EUR	321,429	—	2,981	2,981
Pay	6 Month EUR LIBOR	Semi-Annually	(0.19)	Yearly	06/17/2025	EUR	272,000	—	3,007	3,007
Pay	6 Month EUR LIBOR	Semi-Annually	(0.14)	Yearly	06/23/2030	EUR	321,429	—	3,138	3,138
Pay	6 Month AUD BBSW	Semi-Annually	1.29	Semi-Annually	06/18/2030	AUD	853,146	—	3,278	3,278
Pay	6 Month AUD BBSW	Semi-Annually	1.36	Semi-Annually	06/18/2030	AUD	527,086	—	3,306	3,306
Pay	6 Month AUD BBSW	Semi-Annually	1.36	Semi-Annually	06/18/2030	AUD	527,085	—	3,360	3,360
Pay	6 Month AUD BBSW	Semi-Annually	1.26	Semi-Annually	06/18/2030	AUD	1,218,209	—	3,430	3,430
Pay	6 Month EUR LIBOR	Semi-Annually	0.45	Yearly	06/19/2040	EUR	144,000	—	3,917	3,917
Pay	6 Month EUR LIBOR	Semi-Annually	0.46	Yearly	06/19/2040	EUR	144,000	—	4,059	4,059
Pay	6 Month AUD BBSW	Semi-Annually	1.48	Semi-Annually	06/18/2030	AUD	527,085	—	5,521	5,521
Pay	6 Month AUD BBSW	Semi-Annually	1.45	Semi-Annually	06/18/2030	AUD	609,105	—	5,676	5,676
Pay	6 Month AUD BBSW	Semi-Annually	1.45	Semi-Annually	06/18/2030	AUD	609,104	—	5,676	5,676
Pay	6 Month AUD BBSW	Semi-Annually	1.49	Semi-Annually	06/18/2030	AUD	527,085	—	5,679	5,679
Pay	6 Month AUD BBSW	Semi-Annually	1.49	Semi-Annually	06/18/2030	AUD	527,086	—	5,706	5,706
Pay	6 Month AUD BBSW	Semi-Annually	1.45	Semi-Annually	06/18/2030	AUD	609,105	—	5,833	5,833
Pay	6 Month AUD BBSW	Semi-Annually	1.45	Semi-Annually	06/18/2030	AUD	609,104	—	5,833	5,833
Pay	6 Month AUD BBSW	Semi-Annually	1.50	Semi-Annually	06/18/2030	AUD	527,085	—	5,972	5,972
Pay	6 Month AUD BBSW	Semi-Annually	1.50	Semi-Annually	06/18/2030	AUD	527,085	—	5,972	5,972
Pay	6 Month AUD BBSW	Semi-Annually	1.46	Semi-Annually	06/18/2030	AUD	609,104	—	5,989	5,989
Pay	6 Month AUD BBSW	Semi-Annually	1.46	Semi-Annually	06/18/2030	AUD	609,105	—	5,989	5,989
Pay	6 Month AUD BBSW	Semi-Annually	1.48	Semi-Annually	06/18/2030	AUD	612,016	—	6,479	6,479
Pay	6 Month EUR LIBOR	Semi-Annually	(0.17)	Yearly	06/24/2030	EUR	1,658,028	—	11,561	11,561
Pay	6 Month EUR LIBOR	Semi-Annually	1.02	Yearly	06/20/2040	EUR	50,000	—	12,350	12,350
Pay	6 Month EUR LIBOR	Semi-Annually	(0.14)	Yearly	06/23/2030	EUR	1,658,028	—	15,944	15,944
Pay	6 Month EUR LIBOR	Semi-Annually	0.29	Yearly	09/19/2040	EUR	2,189,000	—	15,960	15,960
Receive	6 Month EUR LIBOR	Semi-Annually	(0.19)	Yearly	06/19/2040	EUR	4,820,350	—	23,201	23,201
Receive	6 Month EUR LIBOR	Semi-Annually	0.29	Yearly	03/12/2030	EUR	11,253,000	—	64,140	64,140
Pay	6 Month EUR LIBOR	Semi-Annually	(0.08)	Yearly	03/18/2030	EUR	5,338,000	—	100,252	100,252
Subtotal — Appreciation								—	400,846	400,846
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	6 Month EUR LIBOR	Semi-Annually	0.31%	Yearly	09/18/2024	EUR	6,031,000	$—	$(30,006)	$(30,006)
Receive	6 Month EUR LIBOR	Semi-Annually	0.13	Yearly	06/17/2025	EUR	780,000	—	(11,554)	(11,554)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.37)	Yearly	09/19/2040	EUR	322,428	—	(5,472)	(5,472)
Receive	6 Month AUD BBSW	Semi-Annually	(0.52)	Semi-Annually	06/17/2025	AUD	946,529	—	(5,216)	(5,216)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.36)	Yearly	09/19/2040	EUR	322,429	—	(5,175)	(5,175)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.35)	Yearly	09/19/2040	EUR	322,428	—	(4,781)	(4,781)
Receive	6 Month AUD BBSW	Semi-Annually	(1.40)	Semi-Annually	06/18/2030	AUD	602,000	—	(4,637)	(4,637)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.34)	Yearly	09/19/2040	EUR	322,429	—	(4,584)	(4,584)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.34)	Yearly	09/19/2040	EUR	322,428	—	(4,523)	(4,523)
Receive	6 Month AUD BBSW	Semi-Annually	(0.55)	Semi-Annually	06/17/2025	AUD	675,906	—	(4,517)	(4,517)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.34)	Yearly	09/19/2040	EUR	322,429	—	(4,484)	(4,484)
Receive	6 Month AUD BBSW	Semi-Annually	(0.55)	Semi-Annually	06/17/2025	AUD	675,906	—	(4,482)	(4,482)
Receive	6 Month AUD BBSW	Semi-Annually	(0.55)	Semi-Annually	06/17/2025	AUD	675,906	—	(4,482)	(4,482)
Receive	6 Month AUD BBSW	Semi-Annually	(0.54)	Semi-Annually	06/17/2025	AUD	675,907	—	(4,312)	(4,312)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.33)	Yearly	09/19/2040	EUR	322,429	—	(4,168)	(4,168)
Receive	6 Month AUD BBSW	Semi-Annually	(0.52)	Semi-Annually	06/17/2025	AUD	676,363	—	(3,827)	(3,827)
Receive	6 Month AUD BBSW	Semi-Annually	(0.49)	Semi-Annually	06/17/2025	AUD	675,906	—	(3,132)	(3,132)
Receive	6 Month AUD BBSW	Semi-Annually	(0.49)	Semi-Annually	06/17/2025	AUD	675,907	—	(3,132)	(3,132)
Receive	6 Month AUD BBSW	Semi-Annually	(1.31)	Semi-Annually	06/18/2030	AUD	661,000	—	(3,056)	(3,056)
Receive	6 Month AUD BBSW	Semi-Annually	(0.47)	Semi-Annually	06/17/2025	AUD	783,573	—	(2,992)	(2,992)
Receive	6 Month AUD BBSW	Semi-Annually	(0.52)	Semi-Annually	06/17/2025	AUD	524,607	—	(2,937)	(2,937)
Receive	6 Month AUD BBSW	Semi-Annually	(0.52)	Semi-Annually	06/17/2025	AUD	524,607	—	(2,914)	(2,914)
Receive	6 Month AUD BBSW	Semi-Annually	(0.48)	Semi-Annually	06/17/2025	AUD	675,907	—	(2,710)	(2,710)
Receive	6 Month AUD BBSW	Semi-Annually	(0.48)	Semi-Annually	06/17/2025	AUD	675,906	—	(2,710)	(2,710)
Receive	6 Month AUD BBSW	Semi-Annually	(0.47)	Semi-Annually	06/17/2025	AUD	675,906	—	(2,651)	(2,651)
Receive	6 Month AUD BBSW	Semi-Annually	(0.47)	Semi-Annually	06/17/2025	AUD	675,907	—	(2,569)	(2,569)
Receive	6 Month AUD BBSW	Semi-Annually	(0.51)	Semi-Annually	06/17/2025	AUD	484,090	—	(2,554)	(2,554)
Receive	6 Month AUD BBSW	Semi-Annually	(0.51)	Semi-Annually	06/17/2025	AUD	484,090	—	(2,546)	(2,546)
Receive	6 Month AUD BBSW	Semi-Annually	(0.51)	Semi-Annually	06/17/2025	AUD	484,090	—	(2,538)	(2,538)
Receive	6 Month AUD BBSW	Semi-Annually	(0.51)	Semi-Annually	06/17/2025	AUD	484,090	—	(2,538)	(2,538)
Receive	6 Month AUD BBSW	Semi-Annually	(0.51)	Semi-Annually	06/17/2025	AUD	484,090	—	(2,538)	(2,538)
Receive	6 Month AUD BBSW	Semi-Annually	(0.47)	Semi-Annually	06/17/2025	AUD	675,906	—	(2,511)	(2,511)
Receive	6 Month AUD BBSW	Semi-Annually	(0.46)	Semi-Annually	06/17/2025	AUD	675,906	—	(2,405)	(2,405)
Receive	6 Month AUD BBSW	Semi-Annually	(1.32)	Semi-Annually	09/17/2030	AUD	558,654	—	(2,192)	(2,192)
Receive	6 Month AUD BBSW	Semi-Annually	(1.33)	Semi-Annually	09/17/2030	AUD	553,346	—	(2,180)	(2,180)
Receive	6 Month AUD BBSW	Semi-Annually	(0.48)	Semi-Annually	06/17/2025	AUD	484,090	—	(1,954)	(1,954)
Receive	6 Month AUD BBSW	Semi-Annually	(0.48)	Semi-Annually	06/17/2025	AUD	484,090	—	(1,954)	(1,954)
Receive	6 Month AUD BBSW	Semi-Annually	(0.47)	Semi-Annually	06/17/2025	AUD	484,090	—	(1,915)	(1,915)
Receive	6 Month AUD BBSW	Semi-Annually	(0.47)	Semi-Annually	06/17/2025	AUD	484,089	—	(1,882)	(1,882)
Receive	6 Month AUD BBSW	Semi-Annually	(0.47)	Semi-Annually	06/17/2025	AUD	484,089	—	(1,849)	(1,849)
Receive	6 Month AUD BBSW	Semi-Annually	(0.44)	Semi-Annually	09/16/2025	AUD	756,000	—	(1,614)	(1,614)
Receive	6 Month AUD BBSW	Semi-Annually	(1.23)	Semi-Annually	09/17/2030	AUD	1,699,000	—	(1,169)	(1,169)
Pay	6 Month AUD BBSW	Semi-Annually	1.14	Semi-Annually	06/18/2030	AUD	609,104	—	(787)	(787)
Pay	6 Month AUD BBSW	Semi-Annually	1.16	Semi-Annually	06/18/2030	AUD	609,104	—	(188)	(188)
Subtotal — Depreciation								—	(170,337)	(170,337)
Total Centrally Cleared Interest Rate Swap Agreements								$—	$230,509	$230,509

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Inflation Rate Swap Agreements
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	United Kingdom RPI	At Maturity	3.53%	At Maturity	12/15/2029	GBP	2,000,000	$—	$77,844	$77,844
Pay	United Kingdom RPI	At Maturity	3.63	At Maturity	01/15/2027	GBP	885,159	—	75,258	75,258
Pay	United Kingdom RPI	At Maturity	3.64	At Maturity	01/15/2027	GBP	644,420	—	55,023	55,023
Pay	United Kingdom RPI	At Maturity	3.63	At Maturity	01/15/2027	GBP	644,421	—	54,440	54,440
Pay	United Kingdom RPI	At Maturity	3.41	At Maturity	05/15/2027	GBP	1,022,000	—	51,257	51,257
Pay	United Kingdom RPI	At Maturity	3.25	At Maturity	07/15/2025	GBP	681,299	—	40,583	40,583
Pay	United Kingdom RPI	At Maturity	3.39	At Maturity	02/15/2028	GBP	499,000	—	7,905	7,905
Pay	United Kingdom RPI	At Maturity	3.76	At Maturity	09/15/2029	GBP	71,000	—	6,417	6,417
Pay	United Kingdom RPI	At Maturity	3.76	At Maturity	09/15/2029	GBP	71,000	—	6,417	6,417
Pay	United Kingdom RPI	At Maturity	3.75	At Maturity	09/15/2029	GBP	71,000	—	6,333	6,333
Pay	United Kingdom RPI	At Maturity	3.73	At Maturity	09/15/2029	GBP	71,000	—	6,126	6,126
Pay	United Kingdom RPI	At Maturity	3.73	At Maturity	09/15/2029	GBP	71,000	—	6,068	6,068
Pay	United Kingdom RPI	At Maturity	3.73	At Maturity	09/15/2029	GBP	71,000	—	6,030	6,030
Pay	United Kingdom RPI	At Maturity	3.73	At Maturity	09/15/2029	GBP	71,000	—	6,004	6,004
Pay	United Kingdom RPI	At Maturity	3.71	At Maturity	09/15/2029	GBP	71,000	—	5,849	5,849
Pay	United Kingdom RPI	At Maturity	3.71	At Maturity	09/15/2029	GBP	71,000	—	5,836	5,836
Receive	United Kingdom RPI	At Maturity	(3.30)	At Maturity	06/15/2028	GBP	462,000	—	5,302	5,302
Receive	United Kingdom RPI	At Maturity	(3.43)	At Maturity	07/15/2028	GBP	584,000	—	2,309	2,309
Subtotal — Appreciation								—	425,001	425,001
Interest Rate Risk
Pay	United Kingdom RPI	At Maturity	3.11	At Maturity	06/15/2026	GBP	1,196,950	—	(3,803)	(3,803)
Pay	United Kingdom RPI	At Maturity	3.15	At Maturity	03/15/2028	GBP	936,000	—	(14,061)	(14,061)
Receive	United Kingdom RPI	At Maturity	(3.41)	At Maturity	06/15/2028	GBP	499,000	—	(1,463)	(1,463)
Receive	United Kingdom RPI	At Maturity	(3.47)	At Maturity	12/15/2027	GBP	314,000	—	(9,849)	(9,849)
Receive	United Kingdom RPI	At Maturity	(3.35)	At Maturity	03/15/2028	GBP	1,173,000	—	(13,565)	(13,565)
Subtotal — Depreciation								—	(42,741)	(42,741)
Total — Centrally Cleared Inflation Swap Agreements								$—	$382,260	$382,260

Open Over-The-Counter Variance Swap Agreements(a)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Equity Risk
Bank of America, N.A.	Russell 2000 Index	Receive	21.90%	At Maturity	12/18/2020	USD	298	$5,458
Barclays Bank PLC	Russell 2000 Index	Pay	51.25	At Maturity	12/18/2020	USD	7,661	46,249
Barclays Bank PLC	Russell 2000 Index	Pay	55.15	At Maturity	12/18/2020	USD	3,527	39,217
Barclays Bank PLC	Russell 2000 Index	Receive	23.30	At Maturity	12/18/2020	USD	1,645	46,695
BNP Paribas S.A.	Nikkei 225 Index	Receive	22.85	At Maturity	12/10/2021	JPY	775,992	8,132
BNP Paribas S.A.	Nikkei 225 Index	Receive	23.99	At Maturity	12/10/2021	JPY	148,665	5,951
BNP Paribas S.A.	Nikkei 225 Index	Receive	23.95	At Maturity	12/10/2021	JPY	140,826	5,700
Goldman Sachs International	Russell 2000 Index	Receive	21.75	At Maturity	12/18/2020	USD	1,978	36,791
Goldman Sachs International	Russell 2000 Index	Receive	21.00	At Maturity	12/18/2020	USD	1,539	30,821
Goldman Sachs International	Russell 2000 Index	Receive	21.50	At Maturity	12/18/2020	USD	1,539	29,346
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Pay	44.50	At Maturity	12/30/2020	HKD	12,605	23,408
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Pay	42.21	At Maturity	12/30/2020	HKD	6,528	10,820
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	20.73	At Maturity	12/30/2020	HKD	43,803	18,377
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Pay	47.00	At Maturity	12/10/2020	KRW	1,805,594	22,243
J.P. Morgan Chase Bank, N.A.	Russell 2000 Index	Pay	47.15	At Maturity	12/18/2020	USD	749	5,247
J.P. Morgan Chase Bank, N.A.	Russell 2000 Index	Pay	48.50	At Maturity	12/18/2020	USD	3,411	1,781
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Variance Swap Agreements(a)—(continued)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Merrill Lynch International	Russell 2000 Index	Pay	62.50%	At Maturity	12/18/2020	USD	8,102	$135,527
Merrill Lynch International	Russell 2000 Index	Pay	62.00	At Maturity	12/18/2020	USD	7,045	115,244
Merrill Lynch International	Russell 2000 Index	Receive	20.30	At Maturity	12/18/2020	USD	10,272	557,908
Merrill Lynch International	Russell 2000 Index	Receive	21.50	At Maturity	12/18/2020	USD	923	17,604
Merrill Lynch International	Russell 2000 Index	Receive	21.65	At Maturity	12/18/2020	USD	616	11,576
Societe Generale	Hang Seng China Enterprise Index	Pay	47.50	At Maturity	12/30/2020	HKD	12,605	26,968
Societe Generale	Hang Seng China Enterprise Index	Pay	34.75	At Maturity	12/30/2020	HKD	16,347	17,133
Societe Generale	Hang Seng China Enterprise Index	Pay	33.30	At Maturity	12/30/2020	HKD	16,348	14,652
Societe Generale	Hang Seng China Enterprise Index	Receive	22.20	At Maturity	12/30/2020	HKD	48,844	27,830
Societe Generale	Hang Seng China Enterprise Index	Receive	23.15	At Maturity	12/30/2020	HKD	31,975	9,131
Societe Generale	Hang Seng Index	Pay	45.00	At Maturity	12/30/2020	HKD	6,528	12,696
Societe Generale	Hang Seng Index	Pay	31.80	At Maturity	12/30/2020	HKD	2,362	1,799
Societe Generale	Hang Seng Index	Pay	30.75	At Maturity	12/30/2020	HKD	2,362	1,518
Societe Generale	Hang Seng Index	Receive	22.10	At Maturity	12/30/2020	HKD	12,980	4,405
Societe Generale	KOSPI 200 Index	Pay	50.10	At Maturity	12/10/2020	KRW	1,805,594	26,020
Societe Generale	KOSPI 200 Index	Pay	34.55	At Maturity	12/10/2020	KRW	1,408,141	9,933
Societe Generale	KOSPI 200 Index	Pay	33.75	At Maturity	12/10/2020	KRW	1,408,141	9,152
Societe Generale	KOSPI 200 Index	Receive	17.40	At Maturity	12/10/2020	KRW	4,524,610	50,802
Societe Generale	Nikkei 225 Index	Receive	23.65	At Maturity	12/11/2020	JPY	810,968	50,709
Societe Generale	Nikkei 225 Index	Receive	24.25	At Maturity	12/11/2020	JPY	808,475	44,776
Societe Generale	Nikkei 225 Index	Receive	23.95	At Maturity	12/11/2020	JPY	469,781	27,684
Societe Generale	Nikkei 225 Index	Receive	22.55	At Maturity	12/10/2021	JPY	698,544	26,003
Societe Generale	Nikkei 225 Index	Receive	22.78	At Maturity	12/10/2021	JPY	698,544	24,229
Societe Generale	Nikkei 225 Index	Receive	23.90	At Maturity	12/10/2021	JPY	358,910	14,726
Societe Generale	Nikkei 225 Index	Receive	24.00	At Maturity	12/10/2021	JPY	348,375	13,906
Societe Generale	Nikkei 225 Index	Receive	23.90	At Maturity	12/10/2021	JPY	282,170	11,577
Societe Generale	Russell 2000 Index	Pay	52.00	At Maturity	12/18/2020	USD	6,822	45,672
Societe Generale	Russell 2000 Index	Pay	52.00	At Maturity	12/18/2020	USD	1,705	11,411
Societe Generale	Russell 2000 Index	Pay	43.00	At Maturity	12/18/2020	USD	554	3,648
Societe Generale	Russell 2000 Index	Pay	40.00	At Maturity	12/18/2020	USD	538	2,137
Societe Generale	Russell 2000 Index	Pay	36.50	At Maturity	12/18/2020	USD	277	189
Societe Generale	Russell 2000 Index	Receive	21.40	At Maturity	12/18/2020	USD	1,574	60,248
Societe Generale	Russell 2000 Index	Receive	21.40	At Maturity	12/18/2020	USD	1,503	57,808
Societe Generale	Russell 2000 Index	Receive	22.35	At Maturity	12/18/2020	USD	1,575	57,316
Societe Generale	Russell 2000 Index	Receive	23.75	At Maturity	12/18/2020	USD	1,645	44,681
Societe Generale	Russell 2000 Index	Receive	21.40	At Maturity	12/18/2020	USD	71	2,732
UBS AG	Hang Seng China Enterprise Index	Pay	31.05	At Maturity	12/30/2020	HKD	28,970	19,594
UBS AG	Hang Seng China Enterprise Index	Pay	39.00	At Maturity	12/30/2020	HKD	12,605	18,089
UBS AG	Hang Seng China Enterprise Index	Receive	23.20	At Maturity	12/30/2020	HKD	23,516	8,625
UBS AG	Hang Seng Index	Pay	29.05	At Maturity	12/30/2020	HKD	22,532	10,649
UBS AG	Hang Seng Index	Pay	37.50	At Maturity	12/30/2020	HKD	6,528	8,532
UBS AG	Hang Seng Index	Receive	20.80	At Maturity	12/30/2020	HKD	14,412	6,965
UBS AG	Hang Seng Index	Receive	21.70	At Maturity	12/30/2020	HKD	23,514	3,818
UBS AG	Hang Seng Index	Receive	22.95	At Maturity	12/30/2020	HKD	6,311	1,873
UBS AG	Hang Seng Index	Receive	22.20	At Maturity	12/30/2020	HKD	1,692	895
UBS AG	KOSPI 200 Index	Pay	33.05	At Maturity	12/10/2020	KRW	3,573,377	20,386
UBS AG	KOSPI 200 Index	Pay	38.00	At Maturity	12/10/2020	KRW	1,805,594	15,165
UBS AG	KOSPI 200 Index	Receive	17.45	At Maturity	12/10/2020	KRW	7,120,554	71,074
UBS AG	KOSPI 200 Index	Receive	17.90	At Maturity	12/10/2020	KRW	3,687,422	25,923
UBS AG	KOSPI 200 Index	Receive	17.80	At Maturity	12/10/2020	KRW	1,143,155	13,119
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Variance Swap Agreements(a)—(continued)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
UBS AG	Nikkei 225 Index	Receive	24.10%	At Maturity	12/11/2020	JPY	806,694	$46,102
UBS AG	Nikkei 225 Index	Receive	23.95	At Maturity	12/11/2020	JPY	469,782	27,684
UBS AG	Nikkei 225 Index	Receive	24.00	At Maturity	12/11/2020	JPY	422,672	24,656
UBS AG	Nikkei 225 Index	Receive	24.00	At Maturity	12/11/2020	JPY	148,989	8,691
UBS AG	Nikkei 225 Index	Receive	22.95	At Maturity	12/10/2021	JPY	772,176	25,347
UBS AG	Nikkei 225 Index	Receive	23.00	At Maturity	12/10/2021	JPY	775,993	25,050
UBS AG	Nikkei 225 Index	Receive	23.08	At Maturity	12/10/2021	JPY	696,295	21,874
UBS AG	Nikkei 225 Index	Receive	24.00	At Maturity	12/10/2021	JPY	229,328	9,154
Subtotal — Appreciation								2,298,851
Equity Risk
Bank of America, N.A.	S&P 500 Index	Pay	19.40	At Maturity	12/18/2020	USD	298	(3,263)
Barclays Bank PLC	S&P 500 Index	Pay	20.80	At Maturity	12/18/2020	USD	1,645	(30,836)
Barclays Bank PLC	S&P 500 Index	Receive	48.00	At Maturity	12/18/2020	USD	7,661	(93,248)
Barclays Bank PLC	S&P 500 Index	Receive	52.00	At Maturity	12/18/2020	USD	3,527	(55,553)
BNP Paribas S.A.	Nikkei 225 Index	Pay	20.40	At Maturity	12/11/2020	JPY	743,741	(78,572)
BNP Paribas S.A.	Nikkei 225 Index	Pay	22.94	At Maturity	12/11/2020	JPY	205,944	(14,679)
BNP Paribas S.A.	Nikkei 225 Index	Pay	23.21	At Maturity	12/11/2020	JPY	269,435	(18,298)
BNP Paribas S.A.	Nikkei 225 Index	Pay	21.06	At Maturity	12/10/2021	JPY	536,229	(29,195)
Goldman Sachs International	S&P 500 Index	Pay	18.50	At Maturity	12/18/2020	USD	1,539	(19,089)
Goldman Sachs International	S&P 500 Index	Pay	19.00	At Maturity	12/18/2020	USD	1,539	(17,830)
Goldman Sachs International	S&P 500 Index	Pay	19.25	At Maturity	12/18/2020	USD	1,978	(22,129)
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Receive	42.15	At Maturity	12/18/2020	USD	749	(8,185)
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Receive	43.50	At Maturity	12/18/2020	USD	3,411	(21,650)
Merrill Lynch International	S&P 500 Index	Pay	17.70	At Maturity	12/18/2020	USD	10,272	(402,343)
Merrill Lynch International	S&P 500 Index	Pay	19.00	At Maturity	12/18/2020	USD	923	(10,694)
Merrill Lynch International	S&P 500 Index	Pay	19.25	At Maturity	12/18/2020	USD	616	(6,891)
Merrill Lynch International	S&P 500 Index	Receive	58.50	At Maturity	12/18/2020	USD	7,045	(141,875)
Merrill Lynch International	S&P 500 Index	Receive	59.50	At Maturity	12/18/2020	USD	8,102	(168,451)
Societe Generale	KOSPI 200 Index	Receive	30.70	At Maturity	12/10/2020	KRW	182,373	(858)
Societe Generale	Nikkei 225 Index	Pay	20.48	At Maturity	12/11/2020	JPY	740,287	(77,343)
Societe Generale	Nikkei 225 Index	Pay	21.26	At Maturity	12/10/2021	JPY	536,231	(27,911)
Societe Generale	Nikkei 225 Index	Pay	21.40	At Maturity	12/10/2021	JPY	642,232	(45,498)
Societe Generale	Nikkei 225 Index	Pay	21.51	At Maturity	12/10/2021	JPY	536,231	(26,327)
Societe Generale	Nikkei 225 Index	Pay	21.71	At Maturity	12/10/2021	JPY	536,231	(25,075)
Societe Generale	S&P 500 Index	Pay	18.90	At Maturity	12/18/2020	USD	70	(1,875)
Societe Generale	S&P 500 Index	Pay	18.90	At Maturity	12/18/2020	USD	1,505	(40,345)
Societe Generale	S&P 500 Index	Pay	18.90	At Maturity	12/18/2020	USD	1,575	(42,024)
Societe Generale	S&P 500 Index	Pay	19.85	At Maturity	12/18/2020	USD	1,575	(39,310)
Societe Generale	S&P 500 Index	Pay	21.25	At Maturity	12/18/2020	USD	1,645	(29,219)
Societe Generale	S&P 500 Index	Receive	30.50	At Maturity	12/18/2020	USD	50	(106)
Societe Generale	S&P 500 Index	Receive	30.50	At Maturity	12/18/2020	USD	227	(479)
Societe Generale	S&P 500 Index	Receive	34.00	At Maturity	12/18/2020	USD	538	(2,805)
Societe Generale	S&P 500 Index	Receive	34.00	At Maturity	12/18/2020	USD	770	(4,014)
Societe Generale	S&P 500 Index	Receive	36.50	At Maturity	12/18/2020	USD	554	(4,029)
Societe Generale	S&P 500 Index	Receive	47.00	At Maturity	12/18/2020	USD	1,705	(19,474)
Societe Generale	S&P 500 Index	Receive	48.00	At Maturity	12/18/2020	USD	6,822	(83,035)
UBS AG	Hang Seng China Enterprise Index	Pay	22.50	At Maturity	12/30/2020	HKD	3,495	(2,149)
UBS AG	Hang Seng China Enterprise Index	Receive	24.45	At Maturity	12/30/2020	HKD	56,839	(8,080)
UBS AG	Hang Seng Index	Receive	26.75	At Maturity	12/30/2020	HKD	156	(30)
UBS AG	KOSPI 200 Index	Pay	17.60	At Maturity	12/10/2020	KRW	315,683	(4,281)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Variance Swap Agreements(a)—(continued)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
UBS AG	KOSPI 200 Index	Receive	27.50%	At Maturity	12/10/2020	KRW	98,077	$(244)
UBS AG	Nikkei 225 Index	Pay	20.20	At Maturity	12/11/2020	JPY	743,740	(80,761)
UBS AG	Nikkei 225 Index	Pay	20.60	At Maturity	12/11/2020	JPY	737,905	(75,811)
UBS AG	Nikkei 225 Index	Pay	21.28	At Maturity	12/10/2021	JPY	536,230	(27,784)
UBS AG	Nikkei 225 Index	Pay	21.75	At Maturity	12/10/2021	JPY	709,930	(47,154)
UBS AG	Nikkei 225 Index	Pay	22.05	At Maturity	12/10/2021	JPY	1,072,461	(45,955)
Subtotal — Depreciation								(1,904,757)
Total — Variance Swap Agreements								$394,094

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $2,036,000.

Open Over-The-Counter Volatility Swap Agreements(a)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Currency Risk
Barclays Bank PLC	EUR/USD	Receive	6.45%	At Maturity	12/14/2022	EUR	7,698	$16,568
BNP Paribas S.A.	EUR/USD	Receive	6.75	At Maturity	12/14/2022	EUR	7,965	14,402
BNP Paribas S.A.	USD/JPY	Receive	7.25	At Maturity	01/23/2023	USD	6,316	6,276
BNP Paribas S.A.	USD/JPY	Receive	7.33	At Maturity	01/23/2023	USD	12,985	12,583
BNP Paribas S.A.	USD/JPY	Receive	7.40	At Maturity	01/23/2023	USD	6,316	5,539
Goldman Sachs International	EUR/USD	Receive	7.19	At Maturity	06/10/2021	EUR	4,994	3,626
Goldman Sachs International	EUR/USD	Receive	7.74	At Maturity	06/10/2021	EUR	4,994	41
J.P. Morgan Chase Bank, N.A.	EUR/USD	Receive	5.98	At Maturity	12/14/2022	EUR	3,746	10,873
J.P. Morgan Chase Bank, N.A.	EUR/USD	Receive	6.31	At Maturity	12/14/2022	EUR	8,559	21,672
Morgan Stanley & Co. International PLC	EUR/USD	Pay	9.40	At Maturity	12/14/2022	EUR	4,645	6,982
Morgan Stanley & Co. International PLC	EUR/USD	Receive	6.50	At Maturity	12/14/2022	EUR	4,280	9,980
Morgan Stanley & Co. International PLC	EUR/USD	Receive	7.00	At Maturity	12/14/2022	EUR	23,893	36,448
Societe Generale	EUR/USD	Receive	6.50	At Maturity	12/14/2022	EUR	8,340	17,485
Societe Generale	EUR/USD	Receive	6.80	At Maturity	12/14/2022	EUR	4,673	8,220
Subtotal — Appreciation								170,695
Currency Risk
BNP Paribas S.A.	EUR/USD	Pay	6.70	At Maturity	12/14/2022	EUR	2,778	(5,303)
BNP Paribas S.A.	EUR/USD	Pay	7.63	At Maturity	12/14/2022	EUR	4,334	(2,836)
BNP Paribas S.A.	USD/JPY	Receive	7.98	At Maturity	06/10/2021	USD	6,404	(1,096)
BNP Paribas S.A.	USD/JPY	Receive	8.08	At Maturity	06/10/2021	USD	6,404	(1,821)
BNP Paribas S.A.	USD/JPY	Receive	8.05	At Maturity	07/07/2021	USD	7,643	(2,289)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	8.74	At Maturity	01/23/2023	USD	3,734	(4,312)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	8.93	At Maturity	01/23/2023	USD	3,734	(4,988)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	9.00	At Maturity	01/23/2023	USD	3,734	(5,038)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	9.10	At Maturity	01/23/2023	USD	3,734	(5,495)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	9.14	At Maturity	01/23/2023	USD	3,734	(5,664)
Morgan Stanley & Co. International PLC	USD/JPY	Pay	7.60	At Maturity	01/23/2023	USD	2,808	(286)
Morgan Stanley & Co. International PLC	USD/JPY	Receive	8.00	At Maturity	01/23/2023	USD	3,160	(1,057)
Subtotal — Depreciation								(40,185)
Total — Volatility Swap Agreements								$130,510

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $2,036,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
BNP Paribas S.A.	Receive	BNP Paribas DR Alpha BNP Paribas DR Alpha Index	0.15%	Monthly	9,955	June—2021	$2,688,029	$—	$26,369	$26,369
BNP Paribas S.A.	Receive	BNP Paribas DR Alpha BNP Paribas DR Alpha Index	0.15	Monthly	2,427	June—2021	654,672	—	7,090	7,090
BNP Paribas S.A.	Receive	BNP Paribas DR Alpha BNP Paribas DR Alpha Index	0.15	Monthly	2,427	June—2021	655,334	—	6,428	6,428
Macquarie Bank Ltd.	Receive	Macquarie MQCP641E Index	0.12	Monthly	1,242	February—2021	211,688	—	1,554	1,554
Macquarie Bank Ltd.	Receive	Macquarie MQCP641E Index	0.12	Monthly	1,079	February—2021	183,906	—	1,350	1,350
Macquarie Bank Ltd.	Receive	Macquarie MQCP641E Index	0.12	Monthly	956	February—2021	162,942	—	1,197	1,197
Macquarie Bank Ltd.	Receive	Macquarie MQCP641E Index	0.12	Monthly	873	February—2021	148,795	—	1,093	1,093
Macquarie Bank Ltd.	Receive	Macquarie MQCP641E Index	0.12	Monthly	808	February—2021	137,717	—	1,011	1,011
Macquarie Bank Ltd.	Receive	Macquarie MQCP641E Index	0.12	Monthly	398	February—2021	67,836	—	498	498
Subtotal — Appreciation								—	46,590	46,590
Commodity Risk
Macquarie Bank Ltd.	Pay	Macquarie MQCP641E Index	0.12	Monthly	2,182	February—2021	371,903	—	(2,731)	(2,731)
Macquarie Bank Ltd.	Pay	Macquarie MQCP641E Index	0.12	Monthly	16,086	February—2021	2,741,719	—	(20,134)	(20,134)
Macquarie Bank Ltd.	Receive	Macquarie MQCP641E Index	0.12	Monthly	3,575	February—2021	618,390	—	(4,588)	(4,588)
Macquarie Bank Ltd.	Receive	Macquarie MQCP641E Index	0.12	Monthly	3,576	February—2021	619,682	—	(5,708)	(5,708)
Subtotal — Depreciation								—	(33,161)	(33,161)
Total — Total Return Swap Agreements								—	13,429	13,429

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $2,036,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Morgan Stanley & Co. International PLC	Receive	Consumer Staples Select Sector Total Return Index	1 Month USD LIBOR + 0.270%	Monthly	730	June—2021	$2,018,949	$—	$57,662	$57,662
Societe Generale	Receive	SG Strong Balance Sheet 250 Index	3 Month USD LIBOR + 0.230%	Quarterly	728	October—2020	745,001	—	46,325	46,325
Societe Generale	Receive	SG Strong Balance Sheet 250 Index	3 Month USD LIBOR + 0.230%	Quarterly	196	October—2020	200,442	—	12,465	12,465
Societe Generale	Receive	SG Strong Balance Sheet 250 Index	3 Month USD LIBOR + 0.230%	Quarterly	181	October—2020	439,300	—	11,524	11,524
Societe Generale	Receive	SG Strong Balance Sheet 250 Index	3 Month USD LIBOR + 0.230%	Quarterly	180	October—2020	184,517	—	11,476	11,476
Societe Generale	Receive	SG Strong Balance Sheet 250 Index	3 Month USD LIBOR + 0.230%	Quarterly	145	October—2020	149,389	—	8,328	8,328
Societe Generale	Receive	SG Strong Balance Sheet 250 Index	3 Month USD LIBOR + 0.230%	Quarterly	99	October—2020	101,804	—	6,325	6,325
Societe Generale	Receive	SG Strong Balance Sheet 250 Index	3 Month USD LIBOR + 0.230%	Quarterly	143	October—2020	149,357	—	6,185	6,185
Societe Generale	Receive	SG Strong Balance Sheet 250 Index	3 Month USD LIBOR + 0.230%	Quarterly	145	October—2020	152,059	—	5,658	5,658
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Societe Generale	Receive	SG Strong Balance Sheet 250 Index	3 Month USD LIBOR + 0.230%	Quarterly	142	October—2020	$149,179	$—	$5,275	$5,275
Societe Generale	Receive	SG Strong Balance Sheet 250 Index	3 Month USD LIBOR + 0.230%	Quarterly	78	October—2020	79,589	—	4,947	4,947
Societe Generale	Receive	SG Strong Balance Sheet 250 Index	3 Month USD LIBOR + 0.230%	Quarterly	40	October—2020	40,474	—	2,512	2,512
UBS AG	Pay	STOXX Europe 600 Industrial Goods & Services Gross Return Index	3 Month EURIBOR - 0.100%	Quarterly	2,789	July—2021	810,422	—	4,907	4,907
UBS AG	Receive	S&P Homebuilders Select Industry Total Return Index	3 Month USD LIBOR + 0.270%	Quarterly	210	October—2020	1,126,797	—	160,005	160,005
UBS AG	Receive	S&P Homebuilders Select Industry Total Return Index	3 Month USD LIBOR + 0.270%	Quarterly	50	October—2020	265,853	—	37,732	37,732
UBS AG	Receive	S&P Homebuilders Select Industry Total Return Index	3 Month USD LIBOR + 0.270%	Quarterly	49	October—2020	262,726	—	37,307	37,307
UBS AG	Receive	S&P Homebuilders Select Industry Total Return Index	3 Month USD LIBOR + 0.270%	Quarterly	37	October—2020	327,158	—	28,196	28,196
UBS AG	Receive	S&P Homebuilders Select Industry Total Return Index	3 Month USD LIBOR + 0.270%	Quarterly	37	October—2020	198,340	—	28,154	28,154
UBS AG	Receive	S&P Homebuilders Select Industry Total Return Index	3 Month USD LIBOR + 0.270%	Quarterly	20	October—2020	107,358	—	15,227	15,227
UBS AG	Receive	S&P Homebuilders Select Industry Total Return Index	3 Month USD LIBOR + 0.270%	Quarterly	18	October—2020	97,448	—	12,768	12,768
UBS AG	Receive	S&P Homebuilders Select Industry Total Return Index	3 Month USD LIBOR + 0.270%	Quarterly	18	October—2020	97,477	—	12,739	12,739
UBS AG	Receive	S&P Homebuilders Select Industry Total Return Index	3 Month USD LIBOR + 0.270%	Quarterly	18	October—2020	98,745	—	11,471	11,471
UBS AG	Receive	S&P Homebuilders Select Industry Total Return Index	3 Month USD LIBOR + 0.270%	Quarterly	17	October—2020	97,622	—	9,349	9,349
UBS AG	Receive	S&P Homebuilders Select Industry Total Return Index	3 Month USD LIBOR + 0.270%	Quarterly	12	October—2020	63,327	—	8,987	8,987
UBS AG	Receive	S&P Homebuilders Select Industry Total Return Index	3 Month USD LIBOR + 0.270%	Quarterly	1	October—2020	2,970	—	275	275
UBS AG	Receive	Thomson Reuters CRB Precious Metals Equity Total Return Index	3 Month USD LIBOR - 0.600%	Quarterly	27	March—2021	117,231	—	19,236	19,236
UBS AG	Receive	Thomson Reuters CRB Precious Metals Equity Total Return Index	3 Month USD LIBOR - 0.600%	Quarterly	27	March—2021	119,442	—	17,025	17,025
UBS AG	Receive	Thomson Reuters CRB Precious Metals Equity Total Return Index	3 Month USD LIBOR - 0.600%	Quarterly	27	March—2021	122,058	—	16,886	16,886
UBS AG	Receive	Thomson Reuters CRB Precious Metals Equity Total Return Index	3 Month USD LIBOR - 0.600%	Quarterly	27	March—2021	120,461	—	16,006	16,006
Subtotal — Appreciation								—	614,952	614,952
Equity Risk
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Pay	STOXX Europe 600 Insurance Gross Return Index	3 Month EURIBOR + 0.4115%	Quarterly	2,390	August—2020	EUR	290,363	$—	$(9,291)	$(9,291)
Merrill Lynch International	Pay	STOXX Europe 600 Insurance Gross Return Index	3 Month EURIBOR + 0.405%	Quarterly	2,409	August—2020		292,655	—	(9,364)	(9,364)
Morgan Stanley & Co. International PLC	Pay	Consumer Discretionary Select Sector Total Return Index	1 Month USD LIBOR + 0.150%	Monthly	265	June—2021		1,130,041	—	(8,444)	(8,444)
Morgan Stanley & Co. International PLC	Pay	Consumer Staples Select Sector Total Return Index	1 Month USD LIBOR + 0.270%	Monthly	243	June—2021		681,198	—	(10,370)	(10,370)
Morgan Stanley & Co. International PLC	Pay	Consumer Staples Select Sector Total Return Index	1 Month USD LIBOR + 0.270%	Monthly	244	June—2021		681,793	—	(11,682)	(11,682)
Morgan Stanley & Co. International PLC	Pay	Consumer Staples Select Sector Total Return Index	1 Month USD LIBOR + 0.270%	Monthly	243	June—2021		671,767	—	(19,801)	(19,801)
UBS AG	Pay	S&P Homebuilders Select Industry Total Return Index	3 Month USD LIBOR + 0.270%	Quarterly	99	October—2020		530,540	—	(75,342)	(75,342)
UBS AG	Pay	S&P Homebuilders Select Industry Total Return Index	3 Month USD LIBOR + 0.270%	Quarterly	104	October—2020		557,622	—	(79,182)	(79,182)
UBS AG	Pay	S&P Homebuilders Select Industry Total Return Index	3 Month USD LIBOR + 0.270%	Quarterly	111	October—2020		596,992	—	(84,757)	(84,757)
UBS AG	Pay	STOXX Europe 600 Insurance Gross Return Index	3 Month EURIBOR + 0.395%	Quarterly	2,546	August—2020		309,282	—	(9,896)	(9,896)
UBS AG	Pay	Thomson Reuters CRB Precious Metals Equity Total Return Index	3 Month USD LIBOR - 0.600%	Quarterly	5	March—2021		21,031	—	(6,314)	(6,314)
UBS AG	Pay	Thomson Reuters CRB Precious Metals Equity Total Return Index	3 Month USD LIBOR - 0.600%	Quarterly	29	March—2021		112,976	—	(33,852)	(33,852)
UBS AG	Pay	Thomson Reuters CRB Precious Metals Equity Total Return Index	3 Month USD LIBOR - 0.600%	Quarterly	29	March—2021		113,912	—	(34,129)	(34,129)
UBS AG	Pay	Thomson Reuters CRB Precious Metals Equity Total Return Index	3 Month USD LIBOR - 0.600%	Quarterly	36	March—2021		140,972	—	(42,248)	(42,248)
UBS AG	Pay	Thomson Reuters CRB Precious Metals Equity Total Return Index	3 Month USD LIBOR - 0.600%	Quarterly	8	March—2021		32,916	—	(9,843)	(9,843)
Subtotal — Depreciation									—	(444,515)	(444,515)
Total — Total Return Swap Agreements									$—	$170,437	$170,437

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $2,036,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Macquarie MQCP641E Index
	Long Futures Contracts
	Aluminum	13.76%
	Heating Oil	8.57
	High Grade Copper	19.16
	Natural Gas	19.02
	Nickel	6.75
	Unleaded Gasoline	8.73
	WTI Crude	16.18
	Zinc	7.83
	Short Futures Contracts
	Aluminum	(13.76)%
	Heating Oil	(8.57)
	High Grade Copper	(19.16)
	Natural Gas	(19.02)
	Nickel	(6.75)
	Unleaded Gasoline	(8.73)
	WTI Crude	(16.18)
	Zinc	(7.83)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/12/2020	Barclays Bank PLC	USD	138,133	EUR	121,800	$5,365
08/12/2020	Barclays Bank PLC	USD	199,342	KRW	238,622,000	941
08/12/2020	Barclays Bank PLC	USD	340,570	TWD	9,996,076	669
08/14/2020	Barclays Bank PLC	USD	138,705	GBP	110,000	5,293
08/28/2020	Barclays Bank PLC	USD	19,565	CHF	18,000	130
08/28/2020	Barclays Bank PLC	USD	3,847	CNY	27,004	16
08/28/2020	Barclays Bank PLC	USD	5,516	DKK	35,000	23
08/28/2020	Barclays Bank PLC	USD	43,481	HKD	337,000	2
09/11/2020	Barclays Bank PLC	USD	700,486	EUR	617,250	27,189
10/13/2020	Barclays Bank PLC	USD	273,509	CNY	1,924,475	944
08/12/2020	BNP Paribas S.A.	EUR	2,841,411	PLN	12,945,206	108,944
08/12/2020	BNP Paribas S.A.	RUB	24,005,500	USD	335,214	12,058
08/12/2020	BNP Paribas S.A.	USD	570,061	AUD	816,835	13,543
08/12/2020	BNP Paribas S.A.	USD	3,159,595	JPY	336,822,887	22,598
08/12/2020	BNP Paribas S.A.	USD	417,591	KRW	498,860,750	1,117
08/12/2020	BNP Paribas S.A.	USD	1,126,576	NZD	1,721,859	15,379
08/28/2020	BNP Paribas S.A.	USD	3,081	KRW	3,702,976	27
09/11/2020	BNP Paribas S.A.	GBP	369,771	NOK	4,425,320	2,152
09/11/2020	BNP Paribas S.A.	MXN	1,400,000	USD	63,863	1,263
09/11/2020	BNP Paribas S.A.	USD	569,875	AUD	816,833	13,792
09/11/2020	BNP Paribas S.A.	USD	239,211	EUR	210,667	9,145
09/11/2020	BNP Paribas S.A.	USD	2,719,641	JPY	296,965,771	86,979
09/11/2020	BNP Paribas S.A.	USD	415,371	KRW	498,860,750	3,385
09/11/2020	BNP Paribas S.A.	ZAR	609,968	USD	36,251	715
10/13/2020	BNP Paribas S.A.	EUR	1,752,191	PLN	7,844,413	28,426
08/04/2020	Citibank, N.A.	AUD	4,994	USD	3,584	16
08/28/2020	Citibank, N.A.	AUD	13,000	USD	9,329	40
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
08/28/2020	Citibank, N.A.	CAD	3,000	USD	2,247	$7
08/28/2020	Citibank, N.A.	EUR	44,000	USD	52,052	196
08/28/2020	Citibank, N.A.	GBP	14,000	USD	18,379	51
08/28/2020	Citibank, N.A.	NOK	30,000	USD	3,307	11
08/28/2020	Citibank, N.A.	TWD	313,000	USD	10,751	65
08/28/2020	Citibank, N.A.	USD	2,351	EUR	2,000	6
08/28/2020	Citibank, N.A.	USD	10,295	GBP	8,076	278
08/28/2020	Citibank, N.A.	USD	2,237	HKD	17,336	0
08/28/2020	Citibank, N.A.	USD	34,951	KRW	41,685,000	38
09/11/2020	Citibank, N.A.	USD	3,769	NZD	5,775	61
10/13/2020	Citibank, N.A.	USD	809,894	NZD	1,240,975	13,155
08/28/2020	Deutsche Bank AG	USD	9,762	EUR	8,395	132
08/12/2020	Goldman Sachs International	MXN	4,543,992	USD	206,379	2,420
08/12/2020	Goldman Sachs International	NOK	2,612,000	GBP	223,984	6,217
08/12/2020	Goldman Sachs International	USD	11,137	CNY	79,176	200
08/12/2020	Goldman Sachs International	USD	457,461	EUR	411,022	26,782
08/12/2020	Goldman Sachs International	USD	69,825	GBP	56,000	3,482
08/12/2020	Goldman Sachs International	USD	783,335	KRW	939,788,917	5,458
08/12/2020	Goldman Sachs International	USD	1,112,047	RUB	83,637,084	13,856
09/11/2020	Goldman Sachs International	EUR	2,468,890	PLN	11,002,365	27,816
09/11/2020	Goldman Sachs International	USD	273,962	CNY	1,924,475	1,053
09/11/2020	Goldman Sachs International	USD	137,937	KRW	166,286,917	1,648
10/13/2020	Goldman Sachs International	USD	663,547	EUR	584,000	25,398
10/13/2020	Goldman Sachs International	USD	137,977	KRW	166,286,917	1,640
08/12/2020	J.P. Morgan Chase Bank, N.A.	USD	979,375	CNY	6,907,541	9,675
08/12/2020	J.P. Morgan Chase Bank, N.A.	USD	705,888	EUR	623,745	28,974
08/12/2020	J.P. Morgan Chase Bank, N.A.	USD	1,992,946	MXN	47,922,550	158,087
08/12/2020	J.P. Morgan Chase Bank, N.A.	USD	20,279	NZD	30,808	153
09/11/2020	J.P. Morgan Chase Bank, N.A.	EUR	410,553	SEK	4,268,386	2,327
09/11/2020	J.P. Morgan Chase Bank, N.A.	GBP	212,991	NOK	2,554,680	1,862
09/11/2020	J.P. Morgan Chase Bank, N.A.	USD	91,138	CNY	641,492	534
09/11/2020	J.P. Morgan Chase Bank, N.A.	USD	433,574	HKD	3,361,000	92
09/11/2020	J.P. Morgan Chase Bank, N.A.	USD	277,967	MXN	6,296,000	3,555
09/11/2020	J.P. Morgan Chase Bank, N.A.	USD	800,377	NZD	1,215,942	6,072
09/15/2020	J.P. Morgan Chase Bank, N.A.	USD	84,359	JPY	9,000,000	705
10/13/2020	J.P. Morgan Chase Bank, N.A.	USD	488,730	AUD	701,533	12,601
10/13/2020	J.P. Morgan Chase Bank, N.A.	USD	90,981	CNY	641,491	504
08/12/2020	Morgan Stanley & Co. International PLC	EUR	291,076	HUF	101,451,775	4,052
08/12/2020	Morgan Stanley & Co. International PLC	JPY	22,423,600	EUR	180,684	1,022
08/12/2020	Morgan Stanley & Co. International PLC	USD	212,922	CAD	285,817	467
08/12/2020	Morgan Stanley & Co. International PLC	USD	422,171	CLP	324,367,000	6,316
08/12/2020	Morgan Stanley & Co. International PLC	USD	169,376	CNY	1,188,900	856
08/12/2020	Morgan Stanley & Co. International PLC	USD	837,290	EUR	739,050	33,419
08/12/2020	Morgan Stanley & Co. International PLC	USD	296,987	HKD	2,302,000	37
08/12/2020	Morgan Stanley & Co. International PLC	USD	520,761	MXN	11,659,378	2,577
08/28/2020	Morgan Stanley & Co. International PLC	USD	104,384	EUR	89,000	507
08/28/2020	Morgan Stanley & Co. International PLC	USD	260,908	GBP	203,000	4,855
08/28/2020	Morgan Stanley & Co. International PLC	USD	1,813	SEK	16,020	12
09/11/2020	Morgan Stanley & Co. International PLC	BRL	5,267,667	USD	1,052,586	44,363
09/11/2020	Morgan Stanley & Co. International PLC	MXN	33,510,358	USD	1,529,455	31,058
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/11/2020	Morgan Stanley & Co. International PLC	USD	835,160	EUR	739,050	$36,105
09/11/2020	Morgan Stanley & Co. International PLC	USD	91,934	MXN	2,098,667	1,906
09/11/2020	Morgan Stanley & Co. International PLC	USD	820,458	NZD	1,246,750	6,424
10/13/2020	Morgan Stanley & Co. International PLC	USD	415,707	KRW	498,860,749	3,145
10/13/2020	Morgan Stanley & Co. International PLC	USD	366,995	MXN	8,394,666	6,882
08/28/2020	NatWest Markets PLC	USD	11,764	CHF	10,872	131
08/12/2020	Standard Chartered Bank PLC	TWD	73,526,315	USD	2,517,766	7,772
10/13/2020	Standard Chartered Bank PLC	TWD	28,570,274	USD	981,864	6,129
08/12/2020	State Street Bank & Trust Co.	USD	108,520	EUR	96,500	5,171
08/12/2020	State Street Bank & Trust Co.	USD	27,811	GBP	22,500	1,643
08/12/2020	State Street Bank & Trust Co.	USD	41,132	JPY	4,433,000	750
08/28/2020	State Street Bank & Trust Co.	AUD	98,000	USD	70,090	68
08/28/2020	State Street Bank & Trust Co.	BRL	82,000	USD	15,805	102
08/28/2020	State Street Bank & Trust Co.	TWD	18,353,602	USD	627,066	480
08/28/2020	State Street Bank & Trust Co.	USD	64,725	AUD	91,000	295
08/28/2020	State Street Bank & Trust Co.	USD	45,460	CHF	42,000	496
08/28/2020	State Street Bank & Trust Co.	USD	6,688	CNY	47,038	40
08/28/2020	State Street Bank & Trust Co.	USD	14,811	DKK	95,000	223
08/28/2020	State Street Bank & Trust Co.	USD	82,397	EUR	71,000	1,280
08/28/2020	State Street Bank & Trust Co.	USD	29,300	GBP	23,000	811
08/28/2020	State Street Bank & Trust Co.	USD	109,790	HKD	851,000	13
08/28/2020	State Street Bank & Trust Co.	USD	74,698	JPY	7,985,000	754
08/28/2020	State Street Bank & Trust Co.	USD	7,630	KRW	9,137,000	39
08/28/2020	State Street Bank & Trust Co.	USD	16,945	SEK	150,000	143
08/28/2020	State Street Bank & Trust Co.	USD	18,043	SGD	25,000	153
08/28/2020	State Street Bank & Trust Co.	USD	0	ZAR	6	0
08/28/2020	State Street Bank & Trust Co.	ZAR	843,000	USD	50,939	1,752
09/11/2020	State Street Bank & Trust Co.	USD	108,591	EUR	96,500	5,173
09/11/2020	State Street Bank & Trust Co.	USD	83,546	GBP	66,500	3,520
09/11/2020	State Street Bank & Trust Co.	USD	41,147	JPY	4,433,000	749
08/28/2020	UBS AG	JPY	2,745,000	USD	26,095	156
10/13/2020	UBS AG	USD	819,282	NZD	1,246,750	7,597
Subtotal—Appreciation						944,705
Currency Risk
08/12/2020	Barclays Bank PLC	AUD	233,034	USD	161,950	(4,546)
08/12/2020	Barclays Bank PLC	CLP	1,327,353,900	USD	1,597,893	(155,534)
08/12/2020	Barclays Bank PLC	CNY	22,708,196	USD	3,182,381	(69,071)
08/12/2020	Barclays Bank PLC	MXN	1,000,000	USD	44,845	(41)
08/12/2020	Barclays Bank PLC	NZD	1,752,667	USD	1,057,473	(104,915)
08/28/2020	Barclays Bank PLC	CHF	5,000	USD	5,435	(36)
08/28/2020	Barclays Bank PLC	USD	45,396	JPY	4,777,000	(256)
08/28/2020	Barclays Bank PLC	USD	3,521	NOK	32,000	(5)
08/28/2020	Barclays Bank PLC	USD	4,112	SEK	36,000	(11)
09/11/2020	Barclays Bank PLC	AUD	233,033	USD	161,966	(4,547)
09/11/2020	Barclays Bank PLC	BRL	118,000	USD	21,560	(1,025)
09/11/2020	Barclays Bank PLC	SEK	4,268,386	EUR	408,868	(4,313)
09/11/2020	Barclays Bank PLC	TWD	25,594,834	USD	867,651	(6,230)
10/13/2020	Barclays Bank PLC	AUD	117,733	USD	81,834	(2,301)
10/13/2020	Barclays Bank PLC	CAD	703,825	USD	519,654	(5,892)
10/13/2020	Barclays Bank PLC	CLP	845,146,351	USD	1,062,623	(54,402)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
10/13/2020	Barclays Bank PLC	EUR	597,035	JPY	72,539,550	$(18,455)
10/13/2020	Barclays Bank PLC	GBP	592,670	NOK	6,980,000	(9,026)
10/13/2020	Barclays Bank PLC	JPY	42,896,500	USD	400,960	(4,630)
10/13/2020	Barclays Bank PLC	MXN	37,470,572	USD	1,667,471	(1,376)
08/12/2020	BNP Paribas S.A.	GBP	586,439	NOK	6,980,000	(764)
08/12/2020	BNP Paribas S.A.	KRW	1,604,432,788	USD	1,316,803	(29,845)
08/14/2020	BNP Paribas S.A.	EUR	20,000	USD	22,630	(934)
09/11/2020	BNP Paribas S.A.	EUR	1,356,300	USD	1,540,067	(58,874)
09/11/2020	BNP Paribas S.A.	GBP	100,000	USD	125,481	(5,446)
09/11/2020	BNP Paribas S.A.	KRW	2,522,485,287	USD	2,089,482	(27,952)
09/11/2020	BNP Paribas S.A.	NZD	2,468,467	USD	1,606,011	(31,150)
10/13/2020	BNP Paribas S.A.	BRL	1,396,000	USD	263,064	(3,898)
10/13/2020	BNP Paribas S.A.	NZD	2,487,725	USD	1,627,286	(22,641)
08/03/2020	Citibank, N.A.	USD	650	NOK	5,906	(2)
08/12/2020	Citibank, N.A.	BRL	3,806,500	USD	678,577	(50,863)
08/12/2020	Citibank, N.A.	USD	352,417	BRL	1,803,000	(6,908)
08/28/2020	Citibank, N.A.	USD	15,784	AUD	22,000	(65)
08/28/2020	Citibank, N.A.	USD	26,992	JPY	2,833,000	(223)
08/28/2020	Citibank, N.A.	USD	48,327	TWD	1,407,000	(293)
10/13/2020	Citibank, N.A.	BRL	1,490,500	USD	274,954	(10,079)
08/12/2020	Goldman Sachs International	BRL	9,207,167	USD	1,654,507	(109,865)
08/12/2020	Goldman Sachs International	EUR	198,736	JPY	24,179,850	(5,697)
08/12/2020	Goldman Sachs International	EUR	1,708,950	USD	1,859,664	(153,728)
08/12/2020	Goldman Sachs International	HUF	598,033,676	EUR	1,695,515	(47,807)
08/12/2020	Goldman Sachs International	JPY	21,120,984	USD	196,791	(2,754)
08/12/2020	Goldman Sachs International	MXN	6,508,000	USD	290,619	(1,497)
08/14/2020	Goldman Sachs International	EUR	40,000	USD	45,583	(1,545)
09/11/2020	Goldman Sachs International	CAD	1,523,446	USD	1,132,842	(4,622)
09/11/2020	Goldman Sachs International	EUR	198,681	JPY	24,179,850	(5,701)
09/11/2020	Goldman Sachs International	EUR	650,000	USD	739,903	(26,382)
09/11/2020	Goldman Sachs International	GBP	410,000	USD	522,417	(14,383)
09/11/2020	Goldman Sachs International	HKD	32,757,000	USD	4,221,317	(5,280)
09/11/2020	Goldman Sachs International	HUF	290,507,815	EUR	840,784	(2,152)
09/11/2020	Goldman Sachs International	JPY	14,298,834	USD	133,388	(1,750)
09/11/2020	Goldman Sachs International	USD	1,491,278	RUB	103,915,984	(96,986)
10/09/2020	Goldman Sachs International	GBP	510,000	USD	639,122	(28,704)
10/13/2020	Goldman Sachs International	AUD	583,800	USD	407,150	(10,046)
10/13/2020	Goldman Sachs International	CNY	4,579,447	USD	647,968	(5,116)
10/13/2020	Goldman Sachs International	EUR	198,640	JPY	24,179,850	(5,713)
10/13/2020	Goldman Sachs International	HUF	362,637,606	EUR	1,026,045	(29,397)
10/13/2020	Goldman Sachs International	JPY	21,817,501	USD	203,450	(2,837)
10/13/2020	Goldman Sachs International	USD	1,165,419	RUB	83,557,033	(48,127)
08/12/2020	J.P. Morgan Chase Bank, N.A.	AUD	583,800	USD	407,718	(9,389)
08/12/2020	J.P. Morgan Chase Bank, N.A.	CAD	1,423,709	USD	1,014,902	(48,030)
08/12/2020	J.P. Morgan Chase Bank, N.A.	MXN	39,065,436	USD	1,609,220	(144,256)
08/14/2020	J.P. Morgan Chase Bank, N.A.	EUR	40,000	USD	47,025	(103)
09/11/2020	J.P. Morgan Chase Bank, N.A.	CLP	162,003,000	USD	197,480	(16,594)
09/11/2020	J.P. Morgan Chase Bank, N.A.	MXN	420,000	USD	18,482	(298)
10/13/2020	J.P. Morgan Chase Bank, N.A.	EUR	718,333	USD	812,334	(35,084)
10/13/2020	J.P. Morgan Chase Bank, N.A.	KRW	1,869,381,787	USD	1,566,762	(2,802)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
08/12/2020	Morgan Stanley & Co. International PLC	EUR	597,325	JPY	72,539,550	$(18,406)
08/12/2020	Morgan Stanley & Co. International PLC	EUR	29,000	USD	33,561	(606)
08/12/2020	Morgan Stanley & Co. International PLC	GBP	9,000	USD	11,458	(323)
08/12/2020	Morgan Stanley & Co. International PLC	JPY	132,342,499	USD	1,222,777	(27,551)
08/12/2020	Morgan Stanley & Co. International PLC	PLN	2,713,534	EUR	613,168	(2,148)
08/12/2020	Morgan Stanley & Co. International PLC	USD	226,918	BRL	1,123,833	(11,557)
08/28/2020	Morgan Stanley & Co. International PLC	GBP	11,000	USD	14,138	(263)
09/11/2020	Morgan Stanley & Co. International PLC	CLP	742,217,450	USD	975,767	(5,017)
09/11/2020	Morgan Stanley & Co. International PLC	EUR	601,650	JPY	72,539,550	(23,713)
09/11/2020	Morgan Stanley & Co. International PLC	JPY	42,896,499	USD	402,035	(3,379)
09/11/2020	Morgan Stanley & Co. International PLC	USD	556,641	MXN	12,196,000	(11,304)
08/14/2020	NatWest Markets PLC	EUR	510,000	USD	559,838	(41,041)
08/14/2020	NatWest Markets PLC	GBP	480,000	USD	588,956	(39,397)
08/12/2020	Standard Chartered Bank PLC	BRL	496,833	USD	93,260	(1,948)
08/12/2020	Standard Chartered Bank PLC	JPY	77,535,617	USD	720,453	(12,078)
08/28/2020	Standard Chartered Bank PLC	USD	274,428	AUD	384,000	(55)
09/11/2020	Standard Chartered Bank PLC	BRL	1,987,333	USD	370,825	(9,547)
10/13/2020	Standard Chartered Bank PLC	BRL	496,834	USD	93,056	(1,955)
08/14/2020	State Street Bank & Trust Co.	EUR	50,000	USD	55,188	(3,721)
08/14/2020	State Street Bank & Trust Co.	GBP	100,000	USD	123,164	(7,743)
08/28/2020	State Street Bank & Trust Co.	AUD	1,159,646	USD	827,396	(1,185)
08/28/2020	State Street Bank & Trust Co.	CAD	81,000	USD	60,163	(313)
08/28/2020	State Street Bank & Trust Co.	CHF	547,468	USD	587,310	(11,721)
08/28/2020	State Street Bank & Trust Co.	CNY	2,937,716	USD	419,074	(1,122)
08/28/2020	State Street Bank & Trust Co.	DKK	1,346,671	USD	208,682	(4,444)
08/28/2020	State Street Bank & Trust Co.	EUR	2,166,465	USD	2,498,778	(54,499)
08/28/2020	State Street Bank & Trust Co.	GBP	2,465,046	USD	3,126,581	(100,585)
08/28/2020	State Street Bank & Trust Co.	HKD	10,829,076	USD	1,397,073	(198)
08/28/2020	State Street Bank & Trust Co.	IDR	350,448,000	USD	23,770	(177)
08/28/2020	State Street Bank & Trust Co.	INR	18,753,000	USD	250,024	(67)
08/28/2020	State Street Bank & Trust Co.	JPY	8,215,161	USD	76,908	(720)
08/28/2020	State Street Bank & Trust Co.	KRW	981,256,348	USD	819,417	(4,217)
08/28/2020	State Street Bank & Trust Co.	MXN	217,000	USD	9,648	(72)
08/28/2020	State Street Bank & Trust Co.	NOK	674,340	USD	73,797	(300)
08/28/2020	State Street Bank & Trust Co.	SEK	1,798,647	USD	202,331	(2,571)
08/28/2020	State Street Bank & Trust Co.	SGD	171,518	USD	123,834	(1,001)
08/28/2020	State Street Bank & Trust Co.	THB	2,062,000	USD	65,089	(1,032)
08/28/2020	State Street Bank & Trust Co.	TWD	1,155,000	USD	39,391	(40)
10/13/2020	State Street Bank & Trust Co.	GBP	35,000	USD	43,773	(2,059)
09/11/2020	UBS AG	AUD	583,800	USD	405,941	(11,212)
Subtotal—Depreciation						(1,982,481)
Total Forward Foreign Currency Contracts						$(1,037,776)

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
CRB	—Commodity Research Bureau
DKK	—Danish Krone
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
RPI	—Retail Price Index
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TWD	—Taiwan New Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,287,701	$7,614,125	$—	$9,901,826
Non-U.S. Dollar Denominated Bonds & Notes	81,577	7,827,381	—	7,908,958
U.S. Dollar Denominated Bonds & Notes	—	5,718,004	—	5,718,004
U.S. Treasury Securities	—	1,126,538	—	1,126,538
Asset-Backed Securities	—	26,652	—	26,652
Money Market Funds	18,269,898	—	—	18,269,898
Options Purchased	—	1,219,404	—	1,219,404
Total Investments in Securities	20,639,176	23,532,104	—	44,171,280
Other Investments - Assets*
Futures Contracts	298,106	—	—	298,106
Forward Foreign Currency Contracts	—	944,705	—	944,705
Swap Agreements	—	4,162,762	—	4,162,762
	298,106	5,107,467	—	5,405,573
Other Investments - Liabilities*
Futures Contracts	(839,879)	—	—	(839,879)
Forward Foreign Currency Contracts	—	(1,982,481)	—	(1,982,481)
Options Written	—	(1,000,918)	—	(1,000,918)
Swap Agreements	—	(2,646,745)	—	(2,646,745)
	(839,879)	(5,630,144)	—	(6,470,023)
Total Other Investments	(541,773)	(522,677)	—	(1,064,450)
Total Investments	$20,097,403	$23,009,427	$—	$43,106,830

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Consolidated Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Global Targeted Returns Fund